UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA			19312
(Address of principal executive offices)			(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 224-6312

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2013

Explanatory Note:

Registrant is filing this amendment to its Form N-CSR for the fiscal year ended September 30, 2013, originally filed with the Securities and Exchange Commission on December 6, 2013 (Accession Number 0001104659-13-088796 ). The sole purpose of this amendment is to add the Board of Trustees Considerations in Approving the Investment Advisory Agreement for the Turner Emerging Markets Fund, a section that was inadvertently omitted from the original Form N-CSR filing. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1.  Reports to Stockholders

The Annual Report to Shareholders is attached herewith.

Turner Funds

(the “Trust”)

Supplement to the Trust’s Annual Report to Shareholders

for the fiscal year ended September 30, 2013

(the “2013 Annual Report”)

The following section entitled “Board of Trustees Considerations in Approving the Advisory Agreement” is added to the 2013 Annual Report.

This Supplement is dated January 16, 2014

Board of Trustees Considerations in Approving the Advisory Agreement

On May 17, 2013, the Board of Trustees (the “Board” or “Trustees”) of the Turner Funds (the “Funds” or the “Trust”) held a meeting to decide whether to approve the advisory agreement with Turner Investments, L.P. (“Turner”) with respect to the Turner Emerging Markets Fund (the “New Fund”). In preparation for the meeting, the Board requested and reviewed a wide variety of information from Turner. The information described, among other things: Turner’s business; its organizational structure, personnel and operations; advisory services; the performance of the separate accounts/ strategies that replicated the proposed strategies of the New Fund over past periods; compliance; the proposed advisory fees and expenses to be paid by the New Fund; and information on trading. At the meeting, representatives from Turner presented additional oral information to the Trustees to help them evaluate Turner’s fees and other aspects of the advisory agreement. The Trustees discussed the written materials and Turner’s oral presentation, and deliberated on the approval of the advisory agreement in light of this information.

The Board, including all of the independent Trustees, considered, among other things: (1) the nature, extent and quality of the proposed services provided by Turner; (2) the performance of the separate accounts/ strategies over the past periods (as available); (3) the contractual and actual compensation to be paid under the agreement as compared to the compensation paid to relevant Lipper peer groups; (4) the proposed expense ratio of the New Fund, with expense waivers, as compared to expense ratios for relevant Lipper peer groups; (5) the qualifications of Turner’s personnel, portfolio management capabilities and investment methodologies; (6) Turner’s operations, compliance program and policies; (7) the financial condition of Turner; (8) the cost of services provided by Turner and Turner’s potential profitability from managing the New Fund; (9) “fall-out” benefits to Turner and its affiliates from the relationship with the New Fund; (10) the extent to which economies of scale are relevant given the New Fund’s proposed asset size and current asset growth potential; and (11) a comparison of the fees charged by Turner with fees charged by Turner to similar clients, to the extent it deemed it relevant.

The independent Trustees, in executive session, reached the following conclusions, among others, regarding Turner and the advisory agreement: the recent performance of the separate account or strategies, as applicable, was generally comparable, and in some cases better, than their respective benchmarks; the proposed advisory fees for the New Fund were generally competitive with the fees of its Lipper peer groups; and the net total expense ratio of the New Fund was generally competitive. The independent Trustees also concluded that: they were generally satisfied with the quality of services provided by Turner in advising the existing Turner Funds and believed that the proposed portfolio management team for the New Fund had the expertise to handle the new product; the fact that Turner did not expect, at least initially, to earn any significant profits from management of the New Fund and in fact would have to subsidize it for an initial period; and that the New Fund was not large enough to attain significant economies of scale.

Based on the factors considered, the independent Trustees had concluded that it was appropriate to approve the advisory agreement with respect to the New Fund.

Based on the Board’s deliberations and its evaluation of the information described above, the Trustees, including all of the independent Trustees, unanimously: (a) agreed to approve the advisory agreement and (b) determined that the compensation payable by the New Fund under the advisory agreement is fair and reasonable.

Annual Report

September 30, 2013

Long/short equity funds

Turner Market Neutral Fund

Turner Medical Sciences Long/Short Fund

Turner Spectrum Fund

Turner Titan Fund

U.S. growth equity funds

Turner All Cap Growth Fund

Turner Emerging Growth Fund

Turner Large Growth Fund

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Emerging markets equity fund

Turner Emerging Markets Fund

Contents

2	Letter to shareholders
4	Total returns of the Turner Funds
7	Investment review: Turner Market Neutral Fund
8	Investment review: Turner Medical Sciences Long/Short Fund
9	Investment review: Turner Spectrum Fund
10	Investment review: Turner Titan Fund
11	Investment review: Turner All Cap Growth Fund
12	Investment review: Turner Emerging Growth Fund
13	Investment review: Turner Large Growth Fund
14	Investment review: Turner Midcap Growth Fund
15	Investment review: Turner Small Cap Growth Fund
16	Investment review: Turner Emerging Markets Fund
17	Schedules of investments
46	Financial statements
68	Notes to financial statements
78	Report of independent registered public accounting firm
79	Notice to shareholders
80	Disclosure of fund expenses
82	Trustees and officers of the Trust

Turner Funds

As of September 30, 2013, the Turner Funds offered a series of 10 mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $100,000 for the Turner Market Neutral Fund, the Turner Medical Sciences Long/Short Fund, the Turner Spectrum Fund and the Turner Titan Fund) for regular accounts and $100,000 for individual retirement accounts. The minimum initial investment for Investor Class Shares, Retirement Class Shares and Class C Shares is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investments, L.P., based in Berwyn, Pennsylvania, serves as the investment adviser for the Turner Funds. Turner Investments, L.P., founded in 1990, manages more than $8.8 billion in stock investments as of September 30, 2013.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our website, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TURNER FUNDS 2013 ANNUAL REPORT 1

LETTER TO SHAREHOLDERS

Dear Shareholder;

Nearly 33 years ago, I was introduced to Dr. Henry Latane. He was a finance professor from the University of North Carolina whose research focused on earnings surprise. When many were arguing that the stock market was fully efficient, his research supported the conclusion that companies which reported earnings above what was expected (surprise) outperformed the market.

This made sense to me and with a natural bias to growth stocks, I adopted and adapted this approach to investing. Specifically, over the last three decades and for the entire history of Turner Investments, our philosophy has been "earnings expectations drive stock prices". We seek to buy those companies with improving earnings and sell those where we believe earnings are deteriorating.

Generally that worked pretty well. For most of the 1990s, earnings went up and stocks followed suit. As the tech bubble burst in 2000, earnings deteriorated, particularly in tech stocks, and the market went down. By 2003, tech had stabilized while the rest of the market marched forward driven by earnings growth fueled by credit expansion. Of course as we all know too well that ended badly with the credit bubble bursting bringing about the global financial crisis. Economic growth across the globe plummeted and so did earnings. Accordingly, the stock market went down.

With global economic calamity averted, stocks began to rally in 2009 and 2010. The early move off the bottom seemed to be a "dead cat bounce" from a severely oversold position. 2011 saw markets across the globe fluctuate up or down a bit as investors tried to assess whether the global financial crisis was over. By 2012, investors had tired of miniscule money market and treasury yields and began to seek yield from equity securities which at the time were offering a yield sharply higher than bonds (S&P 500 yielding nearly 3% while 10 year treasuries yielded less than 2%). As a result, stocks with modest growth but with a high yield performed best. Those stocks generally had lower volatility, or beta, than the market overall. This persisted into the first half of 2013.

Over the years, Turner's performance has been pretty predictable, i.e. market up, growth in favor, we outperform; market down, growth out of favor, we underperform. But we stick with our pure growth, earnings driven disciplines and bounce nicely off bottoms.

After bouncing nicely in 2009 and 2010, 2011 was a mixed year for performance in congruence with a mixed year for performance for the markets overall. However, in 2012 and the first half of 2013, as the market went up, we underperformed. In fact, the fastest growing stocks sharply underperformed the slower growing stocks. The same held true for high beta versus low beta. Was Dr. Latane wrong?

I don't think so. While at the time we were frustrated that the fast growers like Michael Kors and Salesforce.com were underperforming Wal-Mart and Microsoft, in hindsight the focus on yield was very logical. For investors to dip their toes back in the investment pond, they required a yield better than they could find in treasuries from a company that wasn't going to "blow up".

Due to this investor preference and sentiment, the market was advancing but not in our type of stocks. Fortunately that changed about midyear this year as Fed Chairman Bernanke began to discuss tapering and interest rates rose.

With the prospects for improving global economies that bring about improving earnings, our type of stocks — pure growth stocks — once again began to outperform. Dr. Latane was vindicated!

So the question now is "is the return of pure growth stock out performance of the recent quarter here to stay or is yield still desirable". While you know our preference, my answer is "somewhere in between". With treasury rates still low and with the prospects that one can lose money in these if rates go up, stocks with above average dividend yields are still desirable. However, now that isn't the end all and be all for stock investing. History has shown that as interest rates rise, pure growth stocks lead by the technology, consumer and health care sectors tend to lead the market.

Adding to that within technology, mobility and cloud computing have become big drivers of growth. New cloud based companies are growing rapidly (and coming public) at the expense of legacy based companies. In the consumer sector, internet stocks continue to charge ahead as consumers use the internet longer and in more varied ways. Finally, in the health care sector, breakthroughs in drug discovery are driving many biotech stocks higher.

What was a pretty sharp headwind for a couple years for Turner recently became a pleasant tailwind. I think this continues.

Also, I have learned over the years that when one's style is out of favor, bad decisions are magnified and good decisions are muted. Certainly, while the headwinds were in place bad decisions were made, just as they will be made with the wind shifting to our back. The key is to minimize the mistakes, learn from them and move forward with the constant search for the next great growth stock.

As for the market in general, we feel the bias is upward. Since stocks began to advance in the Spring of 2009 any setback due to macro or geopolitical events has been met by renewed buying of stocks. That's because corporations have been generating a robust free cash flow with rising earnings. They are buying back their own shares, raising their dividends and recently have begun to buy the shares of other companies (takeovers). Following two recessions in eight years, the last being a "near death" experience, corporations have become very focused on the segments of their business where they have a competitive advantage

2 TURNER FUNDS 2013 ANNUAL REPORT

September 30, 2013

and are growing that. Segments of their business which are challenged, they are shedding. Corporations have embraced technology with factory automation, mobility and the cloud to sharply reduce the cost of doing business. Because of this, free cash flow has soared, debt levels have subsided, cash balances accumulate, shares are being bought back and dividends increased. With four years of this under their belts, corporations are now beginning to invest in their growth through capital expenditures and acquisitions. This has been the safety net beneath the market. While the headlines are often scary, the underlying fundamentals of global corporations are the best they have ever been.

Last year our 25 research analysts visited with over 2800 company management teams and engaged in extensive research within their global industry. Each of our analysts affirms that the productivity/profits growth is real and should continue as long as economic growth continues.

And continue it shall. For the most part, countries across the globe are united in their quantitative easing. They understand only too well the risk of deflation and are committed to do all they can do through both monetary and fiscal policy to avoid this.

Recessions or anticipations of recessions lead to the fall of stock prices. Recessions occur when excesses are building in the system that must be corrected. Because of the severity of the global financial crises, we are nowhere near exhibiting any sign of excesses. So until that happens, economies will grow, companies will prosper, earnings will rise and stock prices should follow suit. From our perspective, hopefully stocks are more in sync with their earnings with a little less emphasis on yield.

During this bull market of the last four years, the safest, most visible, most liquid, best governed market in the world, our home market USA has overall been the best performing market. While the US may not outperform other markets as much moving forward, we still see it near the front of the pack. All the positives I outlined from corporations a few paragraphs above, manifest themselves most vividly in US companies. After years and decades of underperformance, Japan should play catch-up and be a good relative performer due to its very aggressive QE program in place. Europe is showing some green shoots of growth and thus should perform reasonably well also. Finally, Emerging Markets stocks likely will continue to face headwinds, due to downward pressure on commodity prices, slower growth in China and country specific issues with inflation, elections, governance, etc.

But at the end of the day, it really boils down to earnings. Regardless of where a company is located or what it does, if its earnings go up, its stock price generally follows suit. Dr. Latane's research of nearly 40 years ago holds true today as it was then — announce a good quarter and your stock price goes up. Do that quarter after quarter and your stock price really goes up. From its low price in the Spring of 2009, Salesforce.com , the poster child for new technology driven growth (cloud computing), has seen its stock increase nearly nine fold, due to the combination of sharply rising revenues and earnings.

Our goal is to find as many of these as we can for your portfolio. For our long/short portfolios, our team of analysts also seeks to find those companies that are seeing their earnings deteriorate because of competition from companies like Salesforce.com. Companies with a poor earnings growth profile make up the short side of our long/short portfolios.

As always, thank you for your support. The yield headwinds presented our team with some of its greatest challenges in our 23 year history, but fortunately that seems to have changed benefitting the performance of your fund over time.

Sincerely,

Bob Turner

Chairman and Chief Investment Officer
Turner Investments

Past performance is no guarantee of future results. The views expressed are those of Turner Investments as of September 30, 2013, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

Bob Turner

TURNER FUNDS 2013 ANNUAL REPORT 3

PERFORMANCE  (Unaudited)

Total returns of the Turner Funds

Through September 30, 2013

Current performance may be lower or higher than the performance data quoted. Please call 1.800.224.6312 or visit our Web site at www.turnerinvestments.com for the most recent month-end performance information.

The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock-market performance. Investing in an index is not possible.

The holdings and sector weightings of the Funds are subject to change. Forward-earnings projections are not predictors of stock price or investment performance, and do not represent past performance. There is no guarantee that the forward-earnings projections will accurately predict the actual earnings experience of any of the companies involved, and there is no guarantee that owning securities of companies with relatively high price-to-earnings ratios will cause the portfolio to outperform its benchmark or index.

The Turner Funds are distributed by Foreside Fund Services, LLC, Portland, Maine. The investor should consider the investment objectives, risks, charges, and expenses carefully before investing. This and other information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in these Funds, can be obtained by calling 1.800.224.6312. Read the prospectus carefully before investing.

Fund name/Index	Six months*	Year to date*	One year	Three years	Five years	10 years	(Annualized) Since inception*	Total net assets ($mil)
Turner Market Neutral Fund — Institutional Class Shares	8.16%	3.55%	0.29%	n/a	n/a	n/a	1.61%	$3.30
Investor Class Shares	7.99	3.26	0.10	n/a	n/a	n/a	1.35	0.60
Class C Shares	7.68	2.79	-0.60	n/a	n/a	n/a	0.63	0.07
S&P 500 Index	8.31	19.79	19.34	n/a	n/a	n/a	12.05
Barclays Capital U.S. Aggregate Bond Index	-1.77	-1.89	-1.68	n/a	n/a	n/a	4.09
Lipper Equity Market-Neutral Funds Average	-0.15	0.96	1.47	n/a	n/a	n/a	1.43
Inception date: 2/7/11
Turner Medical Sciences Long/Short Fund — Institutional Class Shares	10.75	15.63	13.25	n/a	n/a	n/a	5.56	16.74
Investor Class Shares	10.60	15.49	12.99	n/a	n/a	n/a	5.35	3.06
Class C Shares	10.18	14.90	12.15	n/a	n/a	n/a	4.59	1.37
S&P 500 Health Care Index	10.91	28.45	28.55	n/a	n/a	n/a	21.26
Barclays Capital U.S. Aggregate Bond Index	-1.77	-1.89	-1.68	n/a	n/a	n/a	4.09
Lipper Long/Short Equity Funds Average	4.77	10.35	10.07	n/a	n/a	n/a	3.37
Inception date: 2/7/11
Turner Spectrum Fund — Institutional Class Shares	2.70	4.96	4.96	3.30%	n/a	n/a	4.24	481.85
Investor Class Shares	2.54	4.73	4.63	3.04	n/a	n/a	3.98	44.14
Class C Shares(1)	2.14	4.17	3.88	2.27	n/a	n/a	3.51	5.57
S&P 500 Index	8.31	19.79	19.34	16.27	n/a	n/a	17.54
Barclays Capital U.S. Aggregate Bond Index	-1.77	-1.89	-1.68	2.86	n/a	n/a	4.94
Lipper Long/Short Equity Funds Average	4.77	10.35	10.07	6.58	n/a	n/a	8.33
Inception date: 5/7/09

4 TURNER FUNDS 2013 ANNUAL REPORT

PERFORMANCE (continued)  (Unaudited)

Fund name/Index	Six months*	Year to date*	One year	Three years	Five years	10 years	(Annualized) Since inception*	Total net assets ($mil)
Turner Titan Fund — Institutional Class Shares	5.00%	7.24%	3.43%	n/a	n/a	n/a	2.54%	$21.17
Investor Class Shares	4.82	6.97	3.14	n/a	n/a	n/a	2.28	0.39
Class C Shares	4.18	6.24	2.28	n/a	n/a	n/a	1.47	0.03
S&P 500 Index	8.31	19.79	19.34	n/a	n/a	n/a	12.05
Barclays Capital U.S. Aggregate Bond Index	-1.77	-1.89	-1.68	n/a	n/a	n/a	4.09
Lipper Long/Short Equity Funds Average	4.77	10.35	10.07	n/a	n/a	n/a	3.37
Inception date: 2/7/11
Turner All Cap Growth Fund(2)	15.70	24.04	14.93	13.78	13.10%	9.09%	0.27	17.98
NASDAQ Composite Index	15.42	24.90	21.03	16.77	12.51	7.76	-0.38
Russell 3000® Growth Index	10.86	21.75	20.30	17.18	12.16	7.99	0.73
Inception date: 6/30/00
Turner Emerging Growth Fund(2) — Institutional Class Shares(3)	21.96	36.22	32.98	21.74	n/a	n/a	23.69	72.44
Investor Class Shares	21.82	35.97	32.63	21.45	11.16	11.44	18.81	180.29
Russell 2000® Growth Index	17.02	32.47	33.07	19.96	13.17	9.85	5.29
Inception date: 2/27/98
Turner Large Growth Fund — Institutional Class Shares	11.81	17.44	14.87	11.91	7.52	6.50	3.32	53.97
Investor Class Shares(4)	11.58	17.15	14.50	11.62	7.24	n/a	4.16	30.62
Russell 1000® Growth Index	10.34	20.87	19.27	16.94	12.07	7.82	3.88
Inception date: 2/28/01
Turner Midcap Growth Fund(2) — Institutional Class Shares(5)	15.05	27.55	24.69	13.85	10.99	n/a	4.66	205.68
Investor Class Shares	14.88	27.30	24.31	13.57	10.71	8.34	10.46	257.24
Retirement Class Shares(6)	14.72	27.07	24.11	13.31	10.46	7.99	7.61	4.24
Russell Midcap® Growth Index	12.48	25.42	27.54	17.65	13.92	10.16	8.29
Inception date: 10/1/96
Turner Small Cap Growth Fund(2)	18.60	33.02	33.79	18.42	12.71	9.81	11.91	233.04
Russell 2000® Growth Index	17.02	32.47	33.07	19.96	13.17	9.85	7.08
Inception date: 2/7/94
Turner Emerging Markets Fund — Institutional Class Shares	n/a	n/a	n/a	n/a	n/a	n/a	7.80	0.51
Investor Class Shares	n/a	n/a	n/a	n/a	n/a	n/a	7.80	0.04
MSCI Emerging Markets Index	n/a	n/a	n/a	n/a	n/a	n/a	8.19
Inception date: 8/27/13

(1)  Commenced operations on July 14, 2009.

(2)  Investing in technology and science companies and small- and mid-capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations.

(3)  Commenced operations on February 1, 2009.

(4)  Commenced operations on August 1, 2005.

(5)  Commenced operations on June 16, 2008.

(6)  Commenced operations on September 24, 2001.

*  Returns of less than one year are cumulative, and not annualized.

TURNER FUNDS 2013 ANNUAL REPORT 5

  (Unaudited)

Expense Ratio†

	Gross expense ratio	Net expense ratio*
Turner Market Neutral Fund
Institutional Class Shares	2.58%	1.95%
Investor Class Shares	2.83%	2.20%
Class C Shares	3.58%	2.95%
Turner Medical Sciences Long/Short Fund
Institutional Class Shares	2.17%	1.95%
Investor Class Shares	2.42%	2.20%
Class C Shares	3.17%	2.95%
Turner Spectrum Fund
Institutional Class Shares	2.40%	1.95%
Investor Class Shares	2.65%	2.20%
Class C Shares	3.40%	2.95%
Turner Titan Fund
Institutional Class Shares	2.44%	1.95%
Investor Class Shares	2.69%	2.20%
Class C Shares	3.44%	2.95%
	Gross expense ratio	Net expense ratio*
Turner All Cap Growth Fund
Investor Class Shares	1.47%	1.24%
Turner Emerging Growth Fund
Institutional Class Shares	1.32%	1.17%
Investor Class Shares	1.57%	1.42%
Turner Large Growth Fund
Institutional Class Shares	0.91%	0.69%
Investor Class Shares	1.16%	0.94%
Turner Midcap Growth Fund
Institutional Class Shares	1.04%	0.93%
Investor Class Shares	1.29%	1.18%
Retirement Class Shares	1.54%	1.43%
Turner Small Cap Growth Fund
Investor Class Shares	1.53%	1.25%
Turner Emerging Markets Fund
Institutional Class Shares	1.91%	1.06%
Investor Class Shares	2.16%	1.31%

†  These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

*  Net expense ratio reflects contractual waivers of certain fees and/or expense reimbursements. Turner may discontinue this arrangement at any time after January 31, 2014 for all funds, except the Turner Emerging Markets Fund, which may discontinue the arrangement at any time after January 31, 2015.

6 TURNER FUNDS 2013 ANNUAL REPORT

INVESTMENT REVIEW  (Unaudited)

Turner Market Neutral Fund

Fund profile

September 30, 2013

■  Ticker symbol TMNFX

  Investor Class Shares

■  CUSIP #900297581

  Investor Class Shares

■  Top five holdings1

  (1) Lekoil

  (2) Harley-Davidson

  (3) Louisiana-Pacific

  (4) Pfizer

  (5) TIBCO Software

■  % in five largest holdings 27.9%1,2

■  Number of holdings 601

■  Net assets $0.60 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Market Neutral Fund, Investor Class Shares:
February 7, 2011-September 30, 20133,4

Average annual total returns (Periods ended September 30, 2013)

	One year	Since inception[4]
Turner Market Neutral Fund, Institutional Class Shares[5]	0.29%	1.61%
Turner Market Neutral Fund, Investor Class Shares[5]	0.10%	1.35%
Turner Market Neutral Fund, Class C Shares[5]	-0.60%	0.63%
S&P 500 Index[6]	19.34%	12.05%
Barclays Capital U.S. Aggregate Bond Index[7]	-1.68%	4.09%
Lipper Equity Market-Neutral Funds Average[8]	1.47%	1.43%

Sector weightings2:

Manager's discussion and analysis

The Turner Market Neutral Fund (Institutional Class and Investor Class) generated a positive absolute return during the 12-month period ended September 30, 2013. The Class C Shares generated a slightly negative return. During the reporting period, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index but underperformed both the S&P 500 Index and the Lipper Equity Market-Neutral Funds Average. The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.

During the reporting period, top contributors to performance were long and short positions in biotechnology, investment managers, apparel, and precious metals companies. Over the same period, top detractors to performance were long and short positions in computer hardware, precious metals, entertainment, and medical supplies companies.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Market Neutral Fund was February 7, 2011.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

7  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

8  The Lipper Equity Market-Neutral Funds Average represents the average annualized total return for all reporting funds in the Lipper Equity Market-Neutral Fund category.

The Turner Market Neutral Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

TURNER FUNDS 2013 ANNUAL REPORT 7

INVESTMENT REVIEW  (Unaudited)

Turner Medical Sciences Long/Short Fund

Fund profile

September 30, 2013

■  Ticker symbol TMSFX

  Investor Class Shares

■  CUSIP #900297557

  Investor Class Shares

■  Top five holdings1

  (1) Pfizer

  (2) McKesson

  (3) Roche Holding AG ADR

  (4) Bristol-Myers Squibb

  (5) Cubist Pharmaceuticals

■  % in five largest holdings 22.5%1,2

■  Number of holdings 871

■  Net assets $3.06 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Medical Sciences Long/Short Fund,
Investor Class Shares:
February 7, 2011-September 30, 20133,4

Average annual total returns (Periods ended September 30, 2013)

	One year	Since inception[4]
Turner Medical Sciences Long/Short Fund, Institutional Class Shares[5]	13.25%	5.56%
Turner Medical Sciences Long/Short Fund, Investor Class Shares[5]	12.99%	5.35%
Turner Medical Sciences Long/Short Fund, Class C Shares[5]	12.15%	4.59%
S&P 500 Health Care Index[6]	28.55%	21.26%
Barclays Capital U.S. Aggregate Bond Index[7]	-1.68%	4.09%
Lipper Long/Short Equity Funds Average[8]	10.07%	3.37%

Sector weightings2:

Manager's discussion and analysis

The Turner Medical Sciences Long/Short Fund produced a positive absolute return for the 12-month period ended September 30, 2013. During the reporting period, the Fund outperformed the Lipper Long/Short Equity Funds Average and the Barclays Capital U.S. Aggregate Bond Index but underperformed the S&P 500 Health Care Index. The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.

During the reporting period, top contributors to performance were long and short positions in biotechnology, medical distributors, pharmaceuticals, and health care technology companies. Over the same period, top detractors to performance were long and short positions in pharmaceuticals, biotechnology, hospital management, and health care services companies.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Medical Sciences Long/Short Fund was February 7, 2011.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Health Care Index is an unmanaged index which includes the stocks in the health-care sector of the S&P 500 Index.

7  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

8  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

ADR — American Depositary Receipt

The Turner Medical Sciences Long/Short Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. The Fund is subject to risks due to its foreign investments.

8 TURNER FUNDS 2013 ANNUAL REPORT

INVESTMENT REVIEW  (Unaudited)

Turner Spectrum Fund

Fund profile

September 30, 2013

■  Ticker symbol TSPEX

Institutional Class Shares

■  CUSIP #900297664

Institutional Class Shares

■  Top five holdings1

  (1) Ocwen Financial

  (2) Towers Watson, Cl A

  (3) McKesson

  (4) Anadarko Petroleum

  (5) IntercontinentalExchange

■  % in five largest holdings 6.5%1,2

■  Number of holdings 3941

■  Net assets $481.85 million, Institutional Class Shares

Growth of a $100,000 investment in the
Turner Spectrum Fund, Institutional Class Shares:
May 7, 2009-September 30, 20133,4

Average annual total returns (Periods ended September 30, 2013)

	One year	Three years	Since inception
Turner Spectrum Fund, Institutional Class Shares[5]	4.96%	3.30%	4.24%[4]
Turner Spectrum Fund, Investor Class Shares[5]	4.63%	3.04%	3.98%[4]
Turner Spectrum Fund, Class C Shares[5]	3.88%	2.27%	3.51%[6]
S&P 500 Index[7]	19.34%	16.27%	17.54%[4]
Barclays Capital U.S. Aggregate Bond Index[8]	-1.68%	2.86%	4.94%[4]
Lipper Long/Short Equity Funds Average[9]	10.07%	6.58%	8.33%[4]

Sector weightings2:

Manager's discussion and analysis

The Turner Spectrum Fund produced a positive absolute return for the 12-month period ended September 30, 2013. During the reporting period, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index but underperformed both the S&P 500 Index and the Lipper Long/Short Equity Funds Average. The Turner Spectrum Fund is a multi-manager mutual fund that seeks long-term capital appreciation through investments in a number of long/short equity strategies offered by Turner Investments.

During the reporting period, top contributors to performance were long positions in biotechnology, internet, and consumer finance companies. Over the same period, top detractors to performance were long and short positions in entertainment, chemicals, and computer hardware companies.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Spectrum Fund (Institutional Class Shares and Investor Class Shares) was May 7, 2009. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Spectrum Fund (Class C Shares) was July 14, 2009.

7  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

8  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

9  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

Cl — Class

The Turner Spectrum Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. The Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.

TURNER FUNDS 2013 ANNUAL REPORT 9

INVESTMENT REVIEW  (Unaudited)

Turner Titan Fund

Fund profile

September 30, 2013

■  Ticker symbol TTLFX

  Investor Class Shares

■  CUSIP #900297524

  Investor Class Shares

■  Top five holdings1

  (1) Salesforce.com

  (2) IntercontinentalExchange

  (3) eBay

  (4) Apple

  (5) Discover Financial Services

■  % in five largest holdings 16.0%1,2

■  Number of holdings 1071

■  Net assets $0.39 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Titan Fund, Investor Class Shares:
February 7, 2011-September 30, 20133,4

Average annual total returns (Periods ended September 30, 2013)

	One year	Since inception[4]
Turner Titan Fund, Institutional Class Shares[5]	3.43%	2.54%
Turner Titan Fund, Investor Class Shares[5]	3.14%	2.28%
Turner Titan Fund, Class C Shares[5]	2.28%	1.47%
S&P 500 Index[6]	19.34%	12.05%
Barclays Capital U.S. Aggregate Bond Index[7]	-1.68%	4.09%
Lipper Long/Short Equity Funds Average[8]	10.07%	3.37%

Sector weightings2:

Manager's discussion and analysis

The Turner Titan Fund generated a positive absolute return for the 12-month period ended September 30, 2013. During the reporting period, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index but underperformed both the S&P 500 Index and the Lipper Long/Short Equity Funds Average. The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.

During the reporting period, top contributors to performance were long positions in internet, biotechnology, and gaming companies. Over the same period, top detractors to performance were long and short positions in entertainment, apparel, software, and semiconductor companies.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Titan Fund was February 7, 2011.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

7  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

8  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

The Turner Titan Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. The Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.

10 TURNER FUNDS 2013 ANNUAL REPORT

INVESTMENT REVIEW  (Unaudited)

Turner All Cap Growth Fund

Fund profile

September 30, 2013

■  Ticker symbol TBTBX

■  CUSIP #87252R797

■  Top five holdings1

  (1) LinkedIn, Cl A

  (2) Avago Technologies

  (3) Cavium

  (4) NXP Semiconductors

  (5) Apple

■  % in five largest holdings 23.3%1,2

■  Number of holdings 381

■  Net assets $17.98 million

Growth of a $10,000 investment in the
Turner All Cap Growth Fund:
September 30, 2003-September 30, 20133

Average annual total returns (Periods ended September 30, 2013)

	One year	Three years	Five years	10 years	Since inception[3]
Turner All Cap Growth Fund[4]	14.93%	13.78%	13.10%	9.09%	0.27%
NASDAQ Composite Index[5]	21.03%	16.77%	12.51%	7.76%	-0.38%
Russell 3000® Growth Index[6]	20.30%	17.18%	12.16%	7.99%	0.73%

Sector weightings2:

Manager's discussion and analysis

Outperformance in internet software and services and capital markets holdings helped the Turner All Cap Growth Fund to gain a strong absolute return in the 12-month period ended September 30, 2013. However, the fund's return lagged that of both the Russell 3000® Growth Index and the NASDAQ Composite Index on a relative basis.

From an attribution standpoint, the two sectors with the strongest outperformance to their corresponding index sectors were financial and consumer discretionary sectors. Within the sectors discussed above, hotels, restaurants, and leisure contributed to returns. The two bottom sectors that detracted from relative returns compared to their corresponding index were information technology and energy, with holdings in computers, communication equipment, and oil gas and consumable fuels holdings recording poor returns.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner All Cap Growth Fund was June 30, 2000.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The NASDAQ Composite Index includes more than 5,000 domestic and non-U.S. based common stocks listed on the NASDAQ stock market. The Index is market-value weighted. This means that each company's security affects the index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the index. Because it is so broad-based, the Index is one of the most widely followed and quoted major market indices.

6  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® companies with higher price-to-book ratios and higher forecasted growth values.

7  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

Cl — Class

The Turner All Cap Growth Fund may buy and sell securities frequently as part of its investment strategy. The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.

TURNER FUNDS 2013 ANNUAL REPORT 11

INVESTMENT REVIEW  (Unaudited)

Turner Emerging Growth Fund

Fund profile

September 30, 2013

■  Ticker symbol TMCGX

  Investor Class Shares

■  CUSIP #872524301

  Investor Class Shares

■  Top five holdings1

  (1) Middleby

  (2) Cracker Barrel Old Country Store

  (3) Huron Consulting Group

  (4) Tyler Technologies

  (5) Rex Energy

■  % in five largest holdings 12.1%1,2

■  Number of holdings 1091

■  Net assets $180.29 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Emerging Growth Fund, Investor Class Shares:
September 30, 2003-September 30, 20133,4

Average annual total returns (Periods ended September 30, 2013)

	One year	Three years	Five years	10 years	Since inception
Turner Emerging Growth Fund, Institutional Class Shares[5]	32.98%	21.74%	—	—	23.69%[6]
Turner Emerging Growth Fund, Investor Class Shares[5]	32.63%	21.45%	11.16%	11.44%	18.81%[4]
Russell 2000® Growth Index[7]	33.07%	19.96%	13.17%	9.85%	5.29%[4]

Sector weightings2:

Manager's discussion and analysis

During the 12-month period ended September 30, 2013, the Turner Emerging Growth Fund posted strong absolute returns; however, the fund slightly underperformed the Russell 2000® Growth Index on a relative basis.

The two strongest returning sectors were energy and materials with those sectors outperforming their corresponding index sectors. Within those sectors, shares in oil gas and consumable fuels, and paper and forest products, did best. The health care and financial sectors detracted the most from relative results. In those sectors, health care equipment and supplies, health care specialty retail, and capital markets shares proved disappointing.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  The inception date of the Turner Emerging Growth Fund (Investor Class Shares) was February 27, 1998. Index returns are based on Investor Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Emerging Growth Fund (Institutional Class Shares) was February 1, 2009.

7  The Russell 2000® Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

8  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

Amounts designated as "—" are not applicable.

The Turner Emerging Growth Fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

12 TURNER FUNDS 2013 ANNUAL REPORT

INVESTMENT REVIEW  (Unaudited)

Turner Large Growth Fund

Fund profile

September 30, 2013

■  Ticker symbol TTMEX

  Institutional Class Shares

■  CUSIP #900297847

  Institutional Class Shares

■  Top five holdings1

  (1) Apple

  (2) Google, Cl A

  (3) Facebook, Cl A

  (4) Visa, Cl A

  (5) Gilead Sciences

■  % in five largest holdings 19.7%1,2

■  Number of holdings 551

■  Net assets $53.97 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Large Growth Fund, Institutional Class Shares:
September 30, 2003-September 30, 20133,4

Average annual total returns (Periods ended September 30, 2013)

	One year	Three years	Five years	10 years	Since inception
Turner Large Growth Fund, Institutional Class Shares[5]	14.87%	11.91%	7.52%	6.50%	3.32%[4]
Turner Large Growth Fund, Investor Class Shares[5]	14.50%	11.62%	7.24%	—	4.16%[6]
Russell 1000® Growth Index[7]	19.27%	16.94%	12.07%	7.82%	3.88%[4]

Sector weightings2:

Manager's discussion and analysis

The Turner Large Growth Fund gained a healthy absolute return for the 12-month period ended September 30, 2013. However, the fund underperformed its benchmark, the Russell 1000® Growth Index, on a relative basis.

Regarding sector attribution, the consumer discretionary and financial sectors contributed the most to positive performance. In those sectors, internet software and services, hotels restaurants and leisure, and capital markets shares boosted performance. Additionally, software holdings contributed positively. The technology and health care sectors overall detracted the most from performance. Shares of computers and peripherals, communications equipment, and pharmaceuticals produced unfavorable relative results.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2   Percentages based on total investments.

3   These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4   The inception date of the Turner Large Growth Fund (Institutional Class Shares) was February 28, 2001. Index returns are based on Institutional Class Shares inception date.

5   Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6   The inception date of the Turner Large Growth Fund (Investor Class Shares) was August 1, 2005.

7   The Russell 1000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

8   Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

Amounts designated as "—" are not applicable.

Cl — Class

The Turner Large Growth Fund may buy and sell securities frequently as part of its investment strategy. The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets as a whole.

TURNER FUNDS 2013 ANNUAL REPORT 13

INVESTMENT REVIEW  (Unaudited)

Turner Midcap Growth Fund

Fund profile

September 30, 2013

■  Ticker symbol TMGFX

  Investor Class Shares

■  CUSIP #900297409

  Investor Class Shares

■  Top five holdings1

  (1) Wynn Resorts

  (2) LinkedIn, Cl A

  (3) NXP Semiconductors

  (4) IntercontinentalExchange

  (5) Alliance Data Systems

■  % in five largest holdings 10.3%1,2

■  Number of holdings 771

■  Net assets $257.24 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Midcap Growth Fund, Investor Class Shares:
September 30, 2003-September 30, 20133,4

Average annual total returns (Periods ended September 30, 2013)

	One year	Three years	Five years	10 years	Since inception
Turner Midcap Growth Fund, Institutional Class Shares[5]	24.69%	13.85%	10.99%	—	4.66%[6]
Turner Midcap Growth Fund, Investor Class Shares[5]	24.31%	13.57%	10.71%	8.34%	10.46%[4]
Turner Midcap Growth Fund, Retirement Class Shares[5]	24.11%	13.31%	10.46%	7.99%	7.61%[7]
Russell Midcap® Growth Index[8]	27.54%	17.65%	13.92%	10.16%	8.29%[4]

Sector weightings2:

Manager's discussion and analysis

In the 12-month period ended September 30, 2013, the Turner Midcap Growth Fund advanced to produce strong absolute returns while underperforming the Russell Midcap® Growth Index on a relative basis.

The financial and materials sectors provided the greatest contribution to the fund's performance. Real estate investment trusts (REITs) and financial IT services generated the best results within these sectors. In addition, specific holdings in biotechnology within the health care sector produced superior absolute returns. The major detractors from performance were the producer durable and information technology sectors. Subpar performers in those sectors included computers and peripherals, software, machinery, and household durables shares.

1   Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2   Percentages based on total investments.

3   These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Retirement Class Shares will differ due to differences in fees.

4   The inception date of the Turner Midcap Growth Fund (Investor Class Shares) was October 1, 1996. Index returns are based on Investor Class Shares inception date.

5   Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6   The inception date of the Turner Midcap Growth Fund (Institutional Class Shares) was June 16, 2008.

7   The inception date of the Turner Midcap Growth Fund (Retirement Class Shares) was September 24, 2001.

8   The Russell Midcap® Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.

9   Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

Amounts designated as "—" are not applicable.

Cl — Class

The Turner Midcap Growth Fund may buy and sell securities frequently as part of its investment strategy. The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.

14 TURNER FUNDS 2013 ANNUAL REPORT

INVESTMENT REVIEW  (Unaudited)

Turner Small Cap Growth Fund

Fund profile

September 30, 2013

■  Ticker symbol TSCEX

■  CUSIP #900297300

■  Top five holdings1

  (1) ACADIA Pharmaceuticals

  (2) NPS Pharmaceuticals

  (3) QLIK Technologies

  (4) Rosetta Resources

  (5) Ciena

■  % in five largest holdings 6.7%1,2

■  Number of holdings 1061

■  Net assets $233.04 million

Growth of a $10,000 investment in the
Turner Small Cap Growth Fund:
September 30, 2003-September 30, 20133

Average annual total returns (Periods ended September 30, 2013)

	One year	Three years	Five years	10 years	Since inception[3]
Turner Small Cap Growth Fund[4]	33.79%	18.42%	12.71%	9.81%	11.91%
Russell 2000® Growth Index[5]	33.07%	19.96%	13.17%	9.85%	7.08%

Sector weightings2:

Manager's discussion and analysis

The Turner Small Cap Growth Fund gain a solid absolute return during the 12-month period ended September 30, 2013 and the fund just slightly beat its benchmark, the Russell 2000® Growth Index, over the same time period on a relative basis.

Two of the strongest sectors were health care and materials. Specifically, holdings in biotechnology, health care equipment and supplies, and paper and forest products beat their index counterparts. But the information technology and the financials sector shares proved the biggest drag on performance. Software, computers and peripherals, computer equipment and a handful of financial industries stocks within the real estate investment trusts (REITs), trading companies and distributors, commercial bank industries recorded subpar results relative to the benchmark.

1   Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2   Percentages based on total investments.

3   These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.

4   Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5   The Russell 2000® Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

6   Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

The Turner Small Cap Growth Fund may buy and sell securities frequently as part of its investment strategy. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.

TURNER FUNDS 2013 ANNUAL REPORT 15

INVESTMENT REVIEW  (Unaudited)

Turner Emerging Markets Fund

Fund profile

September 30, 2013

■  Ticker symbol TEEEX

  Institutional Class Shares

■  CUSIP #900297516

  Institutional Class Shares

■  Top five holdings1

  (1) Samsung Electronics

  (2) Taiwan Semiconductor Manufacturing ADR

  (3) Industrial & Commerical Bank of China, H Shares

  (4) Banco do Brasil

  (5) Tencent Holdings

■  % in five largest holdings 14.2%1,2

■  Number of holdings 921

■  Net assets $0.51 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Emerging Markets, Institutional Class Shares:
August 28, 2013-September 30, 20133

Cumulative total returns (Period ended September 30, 2013)

Since inception[4]
Turner Emerging Markets Fund, Institutional Class Shares[5]	7.80%
Turner Emerging Markets Fund, Investor Class Shares[5]	7.80%
MSCI Emerging Markets Index[6]	8.19%

Sector weightings2:

Manager's discussion and analysis

The Turner Emerging Markets Fund generated a positive absolute return from its inception on August 28, 2013 through September 30, 2013. During that period, the Fund underperformed the MSCI Emerging Markets Index. The Turner Emerging Markets Fund is a diversified, actively managed portfolio of about 60 – 100 growth equity stocks that are economically tied to emerging markets. Emerging markets are defined as those markets included in the MSCI Emerging Markets Index.

The materials and energy sectors had a positive impact on the fund's performance during the period. Top contributors included holdings in metals and mining, pulp and paper, oil and gas production, and integrated oil companies. The fund's worst performing sectors were financials and technology. Notable detractors included commercial banks, real estate development and management, semiconductor, and information technology services companies.

1   Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2   Percentages based on total investments.

3   These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4   The inception date of the Turner Emerging Markets Fund was August 28, 2013. Cumulative returns, not annualized.

5   Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6   The MSCI Emerging Markets Index captures large and mid cap representation, covering over 800 securities across 21 emerging market countries. The countries include: Brazil, Chile, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

ADR — American Depositary Receipt

The Turner Emerging Markets Fund is subject to risks due to its foreign investments and investments in emerging market countries.

16 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of investments

Turner Market Neutral Fund

September 30, 2013

	Shares	Value (000)
Common stock—75.6%
Consumer discretionary—12.4%
Harley-Davidson^	2,740	$176
Norwegian Cruise Line Holdings*	2,650	82
Ralph Lauren^	940	155
Walt Disney	1,230	79
Total Consumer discretionary		492
Consumer staples—4.0%
Church & Dwight^	2,620	157
Total Consumer staples		157
Energy—6.8%
Lekoil*	324,724	224
PetroChina ADR^	400	44
Total Energy		268
Financials—19.5%
Affiliated Managers Group*^	670	122
Allstate^	1,440	73
Concentradora Fibra Hotelera Mexicana	42,790	71
Credicorp	1,220	158
Hersha Hospitality Trust^	19,160	107
Ocwen Financial*^	1,470	82
OFG Bancorp	4,960	80
Safeguard Scientifics*^	5,290	83
Total Financials		776
Health care—8.3%
AstraZeneca ADR	1,600	83
Cooper^	620	80
Pfizer	5,720	165
Total Health care		328
Industrials—3.9%
Eaton PLC^	2,250	155
Total Industrials		155
Information technology—16.4%
Apple^	180	86
Cavium*^	2,420	100
Jabil Circuit^	3,510	76
NXP Semiconductors*^	2,740	102
Skyworks Solutions*^	1,790	44
	Shares	Value (000)
Take-Two Interactive Software*^	4,350	$79
TIBCO Software*^	6,410	164
Total Information technology		651
Materials—4.3%
Louisiana-Pacific*^	9,690	170
Total Materials		170
Total Common stock (Cost $2,810)**		2,997
Cash equivalent—5.5%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.060%‡	219,789	220
Total Cash equivalent (Cost $220)**		220
Total Investments—81.1% (Cost $3,030)**		3,217
Segregated cash with brokers—87.9%		3,484
Securities sold short—(73.8)% (Proceeds $(2,882))**		(2,925)
Net Other assets (liabilities)—4.8%		189
Net Assets—100.0%		$3,965

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2013.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 17

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Market Neutral Fund

September 30, 2013

	Shares	Value (000)
Common stock—73.8%
Consumer discretionary—10.3%
Hasbro	1,790	$84
Kohl's	1,520	79
Target	1,170	75
Twenty-First Century Fox	2,430	81
Under Armour, Cl A	1,120	89
Total Consumer discretionary		408
Consumer staples—4.0%
Clorox	940	77
Molson Coors Brewing	1,600	80
Total Consumer staples		157
Energy—4.7%
Apache	1,660	142
China Petroleum & Chemical ADR	580	45
Renewable Energy Group	3	—
Total Energy		187
Financials—16.1%
Arch Capital Group	1,340	73
Bancolombia ADR	2,730	157
DiamondRock Hospitality	10,230	109
IBERIABANK	1,390	72
Janus Capital Group	5,850	50
Macquarie Mexico Real Estate Management	39,160	67
T. Rowe Price Group	1,550	111
Total Financials		639
Health care—8.1%
LifePoint Hospitals	1,790	83
Optimer Pharmaceuticals	12,420	157
Sirona Dental Systems	1,210	81
Total Health care		321
Industrials—6.2%
Parker Hannifin	1,450	158
Southwest Airlines	6,140	89
Total Industrials		247
Information technology—20.0%
Concur Technologies	710	78
Electronic Arts	3,070	78
	Shares	Value (000)
FactSet Research Systems	730	$80
Infosys SP ADR	1,610	77
Oracle	2,560	85
Power Integrations	810	44
Red Hat	1,700	78
Tech Data	1,700	85
Texas Instruments	4,620	187
Total Information technology		792
Materials—4.4%
American Vanguard	6,460	174
Total Materials		174
Total Common stock (Proceeds $2,882)*		2,925
Total Securities sold short—73.8% (Proceeds $2,882)*		$2,925

Percentages disclosed are based on total net assets of the Fund at September 30, 2013.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

Amounts designated as "—" have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of investments

Turner Medical Sciences Long/Short Fund

September 30, 2013

	Shares	Value (000)
Common stock—64.6%
Biotechnology—13.1%
Aegerion Pharmaceuticals*	1,860	$159
Agios Pharmaceuticals*	3,240	91
Aveo Pharmaceuticals*	21,900	45
Biogen Idec*	1,290	311
Coronado Biosciences*	4,550	32
Cubist Pharmaceuticals*	9,540	606
Dyax*	15,460	106
Enanta Pharmaceuticals*	1,360	31
Geron*	28,080	94
Insmed*	7,230	113
Neurocrine Biosciences*	23,471	266
NPS Pharmaceuticals*^	12,580	400
Prothena*	495	10
Receptos*	3,260	85
Regeneron Pharmaceuticals*	660	206
Swedish Orphan Biovitrum*	17,490	174
Targacept*	8,450	45
Total Biotechnology		2,774
Health & wellness products—1.2%
Vitamin Shoppe*	5,740	251
Total Health & wellness products		251
Health care equipment & supplies—21.6%
Align Technology*	4,690	226
BioScrip*	16,410	144
BioTelemetry*	8,919	88
Bristol-Myers Squibb	13,750	636
Cardinal Health	8,110	423
Covidien	6,090	371
Dexcom*	5,900	167
Intuitive Surgical*	400	151
Mazor Robotics ADR*	3,660	62
McKesson	6,610	849
Omnicare	2,030	113
Premier, Cl A*	4,020	127
Prestige Brands Holdings*	5,080	153
ResMed	3,980	210
Universal Health Services, Cl B	6,060	454
Zimmer Holdings	5,000	411
Total Health care equipment & supplies		4,585
	Contracts/ Shares	Value (000)
Health care technology—2.7%
Allscripts Healthcare Solutions*	10,550	$157
Cerner*	8,070	424
Total Health care technology		581
Life sciences tools & services—2.0%
Furiex Pharmaceuticals*	4,710	207
Icon*	5,400	221
Total Life sciences tools & services		428
Pharmaceuticals—21.9%
AbbVie	5,700	255
ACADIA Pharmaceuticals*	11,830	325
AstraZeneca ADR	10,130	526
DepoMed*	36,050	270
Dr. Reddy's Laboratories ADR	3,010	114
Impax Laboratories*	14,710	302
Pfizer	33,060	949
Roche Holding AG ADR	9,480	640
Salix Pharmaceuticals*	2,330	156
Shire ADR	2,720	326
ViroPharma*	13,124	516
Zoetis	8,100	252
Total Pharmaceuticals		4,631
Professional services—2.1%
Towers Watson, Cl A	4,070	435
Total Professional services		435
Total Common stock (Cost $11,742)**		13,685
Call option contracts—0.1%
Volcano, 10/13 at $20	35	12
Total Call option contracts (Cost $5)**		12
Put option contracts—0.0%
HCA Holdings, 10/13 at $38	74	1
Total Put option contracts (Cost $9)**		1

TURNER FUNDS 2013 ANNUAL REPORT 19

FINANCIAL STATEMENTS

Schedule of investments

Turner Medical Sciences Long/Short Fund

	Shares	Value (000)
Cash equivalent—12.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.060%‡	2,668,990	$2,669
Total Cash equivalent (Cost $2,669)**		2,669
Total Investments—77.3% (Cost $14,425)**		16,367
Segregated cash with brokers—63.1%		13,361
Securities sold short—(38.8)% (Proceeds $(7,684))**		(8,224)
Net Other assets (liabilities)—(1.6)%		(326)
Net Assets—100.0%		$21,178

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2013.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

20 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

September 30, 2013

	Shares	Value (000)
Common stock—20.5%
Biotechnology—1.8%
Arena Pharmaceuticals	29,950	$158
ImmunoGen	6,880	117
Portola Pharmaceuticals	3,876	104
Total Biotechnology		379
Drug stores—0.7%
CVS Caremark	2,600	148
Total Drug stores		148
Health care equipment & supplies—11.9%
AmerisourceBergen, Cl A	1,760	108
Boston Scientific	8,990	106
Express Scripts Holding	3,180	196
HealthSouth	4,590	158
HMS Holdings	3,120	67
Hospira	2,020	79
Laboratory Corp. of America Holdings	2,100	208
LifePoint Hospitals	2,610	122
Medtronic	3,870	206
Neogen	1,760	107
Quest Diagnostics	3,500	216
Sirona Dental Systems	4,170	279
Stericycle	1,940	224
Stryker	2,210	149
WellPoint	3,570	299
Total Health care equipment & supplies		2,524
Health care facilities—1.3%
Health Care REIT	2,040	127
National Health Investors	1,070	61
Ventas	1,550	95
Total Health care facilities		283
Health care technology—0.3%
Vocera Communications	3,790	70
Total Health care technology		70
Pharmaceuticals—4.5%
Eisai	4,980	202
Johnson & Johnson	2,390	207
Mallinckrodt	1,800	79
Merck	1,290	201
	Shares	Value (000)
Optimer Pharmaceuticals	20,530	$260
Total Pharmaceuticals		949
Total Common stock (Proceeds $4,306)*		4,353
Exchange traded funds—18.3%
CurrencyShares Euro Trust	2,410	323
Health Care Select Sector SPDR	26,750	1,352
iShares NASDAQ Biotechnology Index Fund	4,329	907
Market Vectors Biotech ETF	8,130	673
Market Vectors Pharmaceutical ETF	12,870	616
Total Exchange traded funds (Cost $3,378)*		3,871
Total Securities sold short—38.8% (Proceeds $7,684)*		$8,224

Percentages disclosed are based on total net assets of the Fund at September 30, 2013.

  *  This number is listed in thousands.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 21

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

September 30, 2013

	Shares	Value (000)
Common stock—98.0%
Consumer discretionary—17.3%
Abercrombie & Fitch	32,360	$1,145
American Axle & Manufacturing Holdings*	73,400	1,447
Ann*	24,600	891
CBS, Cl B	47,930	2,644
Chipotle Mexican Grill*	2,640	1,132
Cracker Barrel Old Country Store	19,630	2,027
Crimson Wine Group*	155,870	1,489
Dollar General*	68,390	3,861
Fifth & Pacific*^	35,502	892
Five Below*	36,500	1,597
Francesca's Holdings*	45,220	843
General Motors*	71,610	2,576
Groupon*	207,910	2,331
Harley-Davidson	61,790	3,969
Home Depot^	75,610	5,735
J.C. Penney*	87,670	773
Las Vegas Sands^	63,660	4,228
Lennar, Cl A^	70,210	2,485
Lin Media, Cl A*	78,890	1,601
Lithia Motors, Cl A	28,440	2,075
Louis XIII Holdings*	4,268,815	3,798
Melco Crown (Philippines) Resorts*	5,309,831	1,342
Michael Kors Holdings*	35,080	2,614
Nike, Cl B	19,380	1,408
Norwegian Cruise Line Holdings*	104,340	3,219
Priceline.com*^	3,500	3,538
Ralph Lauren	10,820	1,782
Red Robin Gourmet Burgers*^	39,300	2,794
Ross Stores	64,870	4,723
Shutterfly*	36,270	2,027
Sotheby's	18,320	900
Starwood Hotels & Resorts Worldwide	44,960	2,988
Taylor Morrison Home, Cl A*	101,670	2,303
Tenneco*	51,270	2,589
Tesla Motors*	5,420	1,048
Time Warner	27,170	1,788
Urban Outfitters*	58,510	2,151
Vishop Holdings ADR*	15,270	867
Vitamin Shoppe*	28,400	1,243
Walt Disney	46,820	3,019
	Shares	Value (000)
Yum! Brands	31,150	$2,224
Total Consumer discretionary		92,106
Consumer staples—5.5%
Anheuser-Busch InBev ADR	33,060	3,280
B&G Foods, Cl A^	87,630	3,028
Beam^	52,770	3,412
Colgate-Palmolive^	54,910	3,256
Constellation Brands*	75,060	4,307
Hershey^	39,100	3,617
PepsiCo	32,280	2,566
Prestige Brands Holdings*	28,130	847
Safeway	93,900	3,004
Sprouts Farmers Market*	45,160	2,005
Total Consumer staples		29,322
Energy—9.8%
Anadarko Petroleum^	67,100	6,240
Athlon Energy*	48,860	1,598
Cabot Oil & Gas^	98,460	3,675
Cobalt International Energy*^	230,650	5,734
Concho Resources*^	11,470	1,248
CONSOL Energy	52,270	1,759
EOG Resources^	22,380	3,788
EPL Oil & Gas*	55,450	2,058
Frank's International*	79,010	2,365
Goodrich Petroleum*	121,410	2,949
Gulfport Energy*^	72,250	4,649
Halliburton	25,030	1,205
Lekoil*	4,299,380	2,966
Ophir Energy*	600,014	3,242
Rosetta Resources*^	55,900	3,044
SemGroup, Cl A	47,780	2,724
SunPower*	109,050	2,853
Total Energy		52,097
Financials—16.7%
Affiliated Managers Group*^	19,020	3,474
AIA Group	399,230	1,876
AON	36,960	2,751
Banco Santander-Chile ADR	125,250	3,293
Bank of the Ozarks^	38,239	1,835
Bryn Mawr Bank	51,190	1,381
Cardtronics*^	49,671	1,843
Citigroup^	104,080	5,049

22 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Concentradora Fibra Hotelera Mexicana	639,800	$1,063
Countrywide	312,017	2,652
Credito Real*	1,015,563	1,605
Direct Line Insurance Group	828,990	2,861
Discover Financial Services^	80,922	4,090
East West BanCorp	32,610	1,042
Education Realty Trust^	180,600	1,643
Erste Group Bank	59,720	1,887
Fortegra Financial*^	193,479	1,647
Heritage Oaks Bancorp*	139,961	896
Hersha Hospitality Trust	265,990	1,487
Infinity Property & Casualty	31,137	2,011
Intact Financial	45,400	2,723
IntercontinentalExchange*^	33,555	6,088
Metropolitan Bank & Trust	1,436,238	2,738
Nelnet^	71,990	2,768
Ocwen Financial*^	165,385	9,224
OFG Bancorp	66,860	1,082
OmniAmerican Bancorp*	88,265	2,159
PacWest BanCorp	54,530	1,874
Portfolio Recovery Associates*^	88,579	5,309
ProAssurance^	83,420	3,759
Signature Bank*^	17,990	1,646
Simon Property Group	12,260	1,817
Tetragon Financial Group	10,188	102
Validus Holdings	86,360	3,194
Total Financials		88,869
Health care—17.6%
AbbVie^	28,389	1,270
ACADIA Pharmaceuticals*	66,200	1,819
Aegerion Pharmaceuticals*	32,990	2,828
Agios Pharmaceuticals*	17,900	500
Air Methods^	33,220	1,415
Align Technology*^	91,500	4,403
Allscripts Healthcare Solutions*	52,230	777
ArthroCare*^	88,167	3,137
AstraZeneca ADR	50,350	2,615
Aveo Pharmaceuticals*	122,970	255
Biogen Idec*^	12,780	3,077
BioScrip*	81,760	718
BioTelemetry*	139,960	1,387
Bristol-Myers Squibb^	99,560	4,608
Cardinal Health^	44,970	2,345
	Shares	Value (000)
Cerner*	64,926	$3,412
Coronado Biosciences*	22,490	158
Covidien	30,120	1,836
Cubist Pharmaceuticals*^	68,505	4,353
DepoMed*	201,720	1,509
Dexcom*	66,844	1,887
Dr. Reddy's Laboratories ADR	16,430	621
Dyax*	85,630	587
Enanta Pharmaceuticals*	6,730	154
Furiex Pharmaceuticals*	23,140	1,018
Geron*	138,880	465
Gilead Sciences*^	15,390	967
Icon*	26,740	1,094
Impax Laboratories*	77,970	1,599
Insmed*	39,520	617
Intuitive Surgical*	2,000	753
Mazor Robotics ADR*	20,630	349
McKesson^	51,920	6,660
Neurocrine Biosciences*^	253,499	2,870
NPS Pharmaceuticals*^	98,960	3,148
Omnicare	10,110	561
Pfizer	163,510	4,693
Premier, Cl A*	39,290	1,245
Prothena*	1,416	29
Receptos*	15,520	403
Regeneron Pharmaceuticals*	3,791	1,186
ResMed	19,800	1,046
Roche Holding AG ADR^	73,030	4,931
Salix Pharmaceuticals*	11,620	777
Shire ADR^	13,480	1,616
Swedish Orphan Biovitrum*	86,670	863
Targacept*	44,800	238
Team Health Holdings*^	45,710	1,734
Universal Health Services, Cl B	30,000	2,250
ViroPharma*^	69,329	2,725
Zimmer Holdings	24,920	2,047
Zoetis	41,130	1,280
Total Health care		92,835
Industrials—13.4%
AMETEK	83,320	3,834
CAI International*^	123,330	2,870
Canadian Pacific Railway^	19,490	2,403
Copa Holdings, Cl A	24,390	3,382
Cummins	14,620	1,943
TURNER FUNDS 2013 ANNUAL REPORT 23

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Eaton PLC	34,760	$2,393
FTI Consulting*	29,670	1,122
Genesee & Wyoming, Cl A*	54,860	5,100
Honeywell International^	20,150	1,673
Hunt (JB) Transportation Services	32,320	2,357
Huron Consulting Group*^	68,350	3,596
Macquarie Infrastructure^	108,360	5,802
Manpowergroup	42,470	3,089
MasTec*	64,350	1,950
Middleby*	9,390	1,962
Old Dominion Freight Line*^	71,190	3,274
Providence Resources*	129,770	669
Quanta Services*^	114,220	3,142
Roadrunner Transportation System*	122,870	3,470
Rockwell Automation	37,020	3,959
Saia*	66,525	2,074
Spirit Airlines*	74,600	2,557
Terex*	29,700	998
Towers Watson, Cl A	69,810	7,466
Total Industrials		71,085
Information technology—10.6%
Apple	11,590	5,526
Avago Technologies	47,290	2,039
Cisco Systems^	50,670	1,187
Citrix Systems*	17,130	1,210
Digimarc^	154,866	3,128
eBay*^	92,760	5,175
Ellie Mae*	114,248	3,657
Facebook, Cl A*^	78,780	3,958
JDS Uniphase*	84,260	1,239
Leidos Holdings	22,040	1,003
Linx	176,740	2,971
Manhattan Associates*^	33,330	3,181
OSI Systems*^	24,242	1,805
Salesforce.com*	64,210	3,333
ServiceNow*	20,060	1,042
Stratasys*	18,308	1,854
Synchronoss Technologies*	26,560	1,011
TE Connectivity	31,780	1,646
Tyler Technologies*^	61,400	5,371
Visa, Cl A^	17,320	3,310
Xilinx	25,490	1,194
Yandex*	44,440	1,619
Total Information technology		56,459
	Contracts/ Shares	Value (000)
Materials—6.7%
Augusta Resource*	70,962	$145
Augusta Resource*	446,590	916
Capstone Mining*	972,300	2,341
Chemtura*	136,990	3,149
Commercial Metals	103,040	1,747
Constellium NV, Cl A*^	156,500	3,036
Eastman Chemical^	43,750	3,408
Louisiana-Pacific*	115,920	2,039
Lyondellbasell Industries, Cl A^	50,330	3,686
Methanex	59,485	3,050
Packaging Corp. of America	25,870	1,477
Rock-Tenn, Cl A	9,811	994
Rockwood Holdings^	74,930	5,013
Royal Gold	32,680	1,590
Silver Wheaton	53,340	1,321
SilverCrest Mines*	200,434	356
Valspar	25,200	1,598
Total Materials		35,866
Telecommunication services—0.2%
SBA Communications, Cl A*	15,410	1,240
Total Telecommunication services		1,240
Utilities—0.2%
Pattern Energy Group*	43,840	1,026
Total Utilities		1,026
Total Common stock (Cost $461,753)**		520,905
Call option contracts—0.1%
Cobalt International Energy, 1/14 at $27.5	1,448	322
Volcano, 10/13 at $20	164	57
Total Call option contracts (Cost $405)**		379
Put option contracts—0.0%
HCA Holdings, 10/13 at $38	381	6
Total Put option contracts (Cost $46)**		6

24 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Cash equivalent—4.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.060%‡	24,212,676	$24,213
Total Cash equivalent (Cost $24,213)**		24,213
Total Investments—102.7% (Cost $486,417)**		545,503
Segregated cash with brokers—76.7%		407,979
Securities sold short—(67.2)% (Proceeds $(347,049))**		(356,927)
Written option contracts—0.0% (Proceeds $(89))**		(58)
Net Other assets (liabilities)—(12.2)%		(64,941)
Net Assets—100.0%		$531,556

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions and open written option contacts.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2013.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 25

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

September 30, 2013

	Shares	Value (000)
Common stock—48.8%
Consumer discretionary—8.5%
AutoZone	4,180	$1,767
Bally Technologies	11,940	860
Bed Bath & Beyond	23,110	1,788
Buckle	28,970	1,566
CarMax	35,640	1,727
Carnival	19,480	636
Coach	17,680	964
Delphi Automotive	12,800	748
DIRECTV	14,480	865
Dollar Tree	11,480	656
Foot Locker	20,380	692
Gap	31,580	1,272
Hasbro	27,700	1,306
Hennes & Mauritz AB, B Shares	31,030	1,348
International Game Technology	63,050	1,194
Johnson Controls	25,970	1,078
Kohl's	17,170	889
Lowe's	64,250	3,060
Lumber Liquidators Holdings	7,860	838
M.D.C Holdings	73,122	2,194
Macy's	37,290	1,614
Nordstrom	21,990	1,236
NVR	2,380	2,188
Panera Bread, Cl A	5,390	854
Target	39,730	2,542
Thomson Reuters	49,708	1,740
TJX	11,940	673
Tumi Holdings	30,740	619
Twenty-First Century Fox	78,780	2,639
Under Armour, Cl A	25,150	1,998
VF	7,450	1,483
Whirlpool	8,400	1,230
Williams-Sonoma	20,090	1,129
Total Consumer discretionary		45,393
Consumer staples—3.1%
Campbell Soup	33,300	1,356
Clorox	32,430	2,650
CVS Caremark	14,230	808
Dr Pepper Snapple Group	46,880	2,101
General Mills	18,300	877
Hormel Foods	15,480	652
Kraft Foods Group	24,900	1,306
	Shares	Value (000)
Molson Coors Brewing	21,710	$1,088
Procter & Gamble	39,830	3,010
Sysco	40,900	1,302
Wal-Mart Stores	16,450	1,217
Total Consumer staples		16,367
Energy—6.1%
Apache	34,340	2,924
Approach Resources	99,490	2,615
Bill Barrett	119,070	2,990
CARBO Ceramics	11,810	1,170
Chesapeake Energy	143,070	3,703
Devon Energy	50,060	2,891
Encana	268,250	4,648
Exxon Mobil	11,150	959
Marathon Petroleum	14,830	954
Northern Oil & Gas	233,237	3,366
Oasis Petroleum	54,640	2,684
Ultra Petroleum	159,140	3,274
Total Energy		32,178
Financials—10.2%
American Express	64,990	4,907
Amlin	286,840	1,881
Arch Capital Group	39,450	2,135
Assurant	40,660	2,200
Banco Santander Central Hispano	224,891	1,834
Bancolombia ADR	48,360	2,783
Banregio Grupo Financiero	317,340	1,806
CBRE Group	97,430	2,254
Charles Schwab	47,530	1,005
Cincinnati Financial	59,906	2,825
Cohen & Steers	50,880	1,797
Comerica	45,890	1,804
DiamondRock Hospitality	128,050	1,366
First Republic Bank	61,190	2,853
Health Care REIT	40,160	2,505
IBERIABANK	39,150	2,031
Janus Capital Group	175,300	1,492
Lazard, Cl A	57,860	2,084
Macquarie Mexico Real Estate Management	614,530	1,051
National Health Investors	5,850	333
Nedcor	111,250	2,268

26 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
OTP Bank Nyrt	93,570	$1,853
Progressive	140,874	3,836
RLI	11,220	981
T. Rowe Price Group	43,070	3,098
Ventas	7,660	471
Total Financials		53,453
Health care—4.9%
AmerisourceBergen, Cl A	8,730	533
Arena Pharmaceuticals	335,190	1,766
Boston Scientific	50,330	591
Eisai	25,570	1,038
Eli Lilly	18,610	937
Express Scripts Holding	15,740	972
HealthSouth	22,820	787
HMS Holdings	45,310	975
Hospira	11,060	434
ImmunoGen	37,800	643
Johnson & Johnson	11,810	1,024
Laboratory Corp. of America Holdings	11,480	1,138
LifePoint Hospitals	30,050	1,401
Mallinckrodt	8,920	393
Medtronic	19,150	1,020
Merck	7,000	1,092
Neogen	9,860	599
Optimer Pharmaceuticals	190,320	2,398
Portola Pharmaceuticals	20,987	561
Quest Diagnostics	19,140	1,183
Sirona Dental Systems	41,210	2,759
Stryker	12,330	833
Vocera Communications	18,820	350
WellPoint	29,920	2,502
Total Health care		25,929
Industrials—7.7%
Armstrong World Industries	13,420	738
Atlas Air Worldwide Holdings	21,490	991
C.H. Robinson Worldwide	52,650	3,136
CSX	71,800	1,848
Emerson Electric	60,500	3,914
Fastenal	30,980	1,557
GrafTech International	203,380	1,719
Hub Group, Cl A	88,020	3,453
Landstar System	34,050	1,906
	Shares	Value (000)
Manitowoc	120,000	$2,350
Norfolk Southern	52,590	4,067
PACCAR	18,060	1,005
Parker Hannifin	10,830	1,177
Southwest Airlines	183,450	2,671
Stericycle	10,410	1,201
Textainer Group Holdings	35,741	1,354
Textron	96,170	2,655
TransDigm Group	6,880	954
Trinity Industries	48,060	2,180
Werner Enterprises	96,832	2,259
Total Industrials		41,135
Information technology—4.4%
Angie's List	54,930	1,236
Bankrate	57,080	1,174
Cognizant Technology Solutions, Cl A	31,060	2,551
Control4	40,840	707
Electronic Arts	128,790	3,291
FactSet Research Systems	29,550	3,224
Marketo	14,670	468
MercadoLibre	16,250	2,192
NetApp	16,990	724
NetSuite	7,370	796
Oracle	39,060	1,296
Rackspace Hosting	13,930	735
Tech Data	19,680	982
Teradata	11,170	619
Western Union	128,670	2,401
Zillow, Cl A	14,310	1,207
Total Information technology		23,603
Materials—2.6%
Albemarle	40,120	2,525
Alcoa	342,370	2,780
Aluminum Corp. of China, H Shares	1,586,040	589
American Vanguard	49,302	1,327
AngloGold ADR	44,630	593
Barrick Gold	182,650	3,400
Globe Specialty Metals	64,170	989
Gold Fields SP ADR	188,080	860
Schnitzer Steel Industries, Cl A	36,880	1,016
Total Materials		14,079

TURNER FUNDS 2013 ANNUAL REPORT 27

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Telecommunication services—0.1%
Aruba Networks	29,020	$483
Total Telecommunication services		483
Utilities—1.2%
Hong Kong & China Gas	1,235,781	2,973
National Fuel Gas	53,370	3,670
Total Utilities		6,643
Total Common stock (Proceeds $258,077)*		259,263
Exchange traded funds—18.4%
CurrencyShares Euro Trust	13,610	1,822
Health Care Select Sector SPDR	146,240	7,395
iShares Core S&P Small-Cap ETF	91,160	9,095
iShares NASDAQ Biotechnology Index Fund	23,671	4,961
iShares Russell 2000 Growth Index Fund	75,800	9,539
iShares Russell 2000 Index Fund	126,380	13,475
Market Vectors Biotech ETF	54,532	4,512
Market Vectors Oil Service ETF	51,540	2,427
Market Vectors Pharmaceutical ETF	70,340	3,365
Market Vectors Semiconductor ETF	30,580	1,220
PowerShares QQQ Trust	38,610	3,044
SPDR S&P 500 ETF Trust	50,420	8,476
SPDR S&P Homebuilders ETF	107,200	3,277
SPDR S&P Retail ETF	34,540	2,835
Vanguard Small-Cap ETF	108,430	11,113
Vanguard Small-Cap Growth ETF	97,050	11,108
Total Exchange traded funds (Proceeds $88,972)*		97,664
Total Securities sold short—67.2% (Proceeds $347,049)*		$356,927

Percentages disclosed are based on total net assets of the Fund at September 30, 2013.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

28 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of open written option contracts

Turner Spectrum Fund

September 30, 2013

	Contracts	Value (000)
Written option contracts—0.0%
Written call option contracts—0.0%
Cobalt International Energy, 1/14 at $37.5	1,448	$58
Total Written call option contracts (Premiums received $89)*		58
Total Written option contracts (Premiums received $89)*		$58

Percentages disclosed are based on total net assets of the Fund at September 30, 2013.

  *  This number is listed in thousands.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 29

FINANCIAL STATEMENTS

Schedule of investments

Turner Titan Fund

September 30, 2013

	Shares	Value (000)
Common stock—86.7%
Consumer discretionary—16.1%
Dollar General*	4,720	$266
Groupon*	20,300	228
Harley-Davidson	4,200	270
Home Depot	4,930	374
Las Vegas Sands^	4,960	329
Michael Kors Holdings*	3,670	273
Norwegian Cruise Line Holdings*	10,350	319
Priceline.com*^	270	273
Ross Stores	3,810	277
Shutterfly*	3,620	202
Time Warner	5,940	392
Walt Disney	4,140	267
Total Consumer discretionary		3,470
Consumer staples—6.0%
Beam	4,180	270
Constellation Brands*	7,535	433
Hershey	3,440	318
Safeway	8,410	269
Total Consumer staples		1,290
Energy—5.9%
Anadarko Petroleum	2,850	265
Cobalt International Energy*	6,230	155
Concho Resources*^	2,520	274
EOG Resources	1,910	324
Halliburton^	5,490	264
Total Energy		1,282
Financials—11.0%
Affiliated Managers Group*	1,430	261
Banco Santander-Chile ADR	8,180	215
Citigroup^	8,420	408
Discover Financial Services^	10,570	534
East West BanCorp	7,130	228
IntercontinentalExchange*^	3,970	721
Total Financials		2,367
Health care—10.1%
Biogen Idec*^	1,365	329
Bristol-Myers Squibb	6,900	319
Cerner*	5,540	291
Cubist Pharmaceuticals*	3,340	212
	Shares	Value (000)
Gilead Sciences*^	3,370	$212
McKesson	3,360	431
Roche Holding AG ADR	5,680	384
Total Health care		2,178
Industrials—12.2%
AMETEK	7,085	326
Cummins	3,180	423
Eaton PLC^	7,630	525
FTI Consulting*	6,070	229
Honeywell International	4,420	367
Rockwell Automation	3,000	321
Spirit Airlines*	6,390	219
Terex*	6,480	218
Total Industrials		2,628
Information technology—22.9%
Apple	1,340	639
Avago Technologies	10,360	447
Cisco Systems^	11,200	262
Citrix Systems*	3,760	265
eBay*^	11,900	663
Facebook, Cl A*^	8,580	431
JDS Uniphase*	18,280	269
Salesforce.com*	14,180	735
ServiceNow*	4,340	225
TE Connectivity	6,290	326
Visa, Cl A^	1,400	268
Xilinx	5,560	261
Yandex*	4,410	161
Total Information technology		4,952
Materials—1.2%
Eastman Chemical	3,410	266
Total Materials		266
Telecommunication services—1.3%
SBA Communications, Cl A*	3,380	273
Total Telecommunication services		273
Total Common stock (Cost $16,833)**		18,706

30 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of investments

Turner Titan Fund

	Shares	Value (000)
Cash equivalent—8.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.060%‡	1,920,923	$1,921
Total Cash equivalent (Cost $1,921)**		1,921
Total Investments—95.6% (Cost $18,754)**		20,627
Segregated cash with brokers—58.6%		12,643
Securities sold short—(53.7)% (Proceeds $(11,531))**		(11,593)
Net Other assets (liabilities)—(0.5)%		(98)
Net Assets—100.0%		$21,579

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2013.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 31

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Titan Fund

September 30, 2013

	Shares	Value (000)
Common stock—44.0%
Consumer discretionary—8.5%
Bed Bath & Beyond	2,160	$167
Carnival	4,270	139
Coach	3,860	210
Delphi Automotive	2,750	161
International Game Technology	7,700	146
Lowe's	5,700	271
Macy's	3,700	160
Target	2,490	159
Twenty-First Century Fox	8,180	275
Under Armour, Cl A	1,970	157
Total Consumer discretionary		1,845
Consumer staples—5.0%
Clorox	2,880	235
Dr Pepper Snapple Group	4,730	212
Kraft Foods Group	5,500	288
Procter & Gamble	4,610	349
Total Consumer staples		1,084
Energy—2.7%
Exxon Mobil	2,400	206
Marathon Petroleum	3,240	209
Ultra Petroleum	7,840	161
Total Energy		576
Financials—6.2%
American Express	3,480	263
Charles Schwab	10,370	219
First Republic Bank	6,870	320
Progressive	8,110	221
T. Rowe Price Group	4,470	322
Total Financials		1,345
Health care—4.1%
Eli Lilly	4,080	205
LifePoint Hospitals	3,410	159
Sirona Dental Systems	4,440	298
WellPoint	2,550	213
Total Health care		875
Industrials—5.1%
Armstrong World Industries	2,950	162
Manitowoc	7,970	156
	Shares	Value (000)
Parker Hannifin	2,330	$253
Southwest Airlines	21,930	320
TransDigm Group	1,510	209
Total Industrials		1,100
Information technology—11.9%
Angie's List	5,920	133
Cognizant Technology Solutions, Cl A	1,950	160
Electronic Arts	16,640	425
FactSet Research Systems	1,960	214
Marketo	3,210	102
MercadoLibre	2,060	278
NetApp	3,730	159
NetSuite	1,620	175
Oracle	8,570	284
Rackspace Hosting	3,040	160
Tech Data	4,260	213
Teradata	2,470	137
Zillow, Cl A	1,620	137
Total Information technology		2,577
Telecommunication services—0.5%
Aruba Networks	6,370	106
Total Telecommunication services		106
Total Common stock (Proceeds $9,497)*		9,508
Exchange traded funds—9.7%
iShares Russell 2000 Growth Index Fund	3,420	430
Market Vectors Biotech ETF	3,890	322
Market Vectors Semiconductor ETF	6,700	267
SPDR S&P 500 ETF Trust	6,340	1,066
Total Exchange traded funds (Proceeds $2,034)*		2,085
Total Securities sold short—53.7% (Proceeds $11,531)*		$11,593

Percentages disclosed are based on total net assets of the Fund at September 30, 2013.

  *  This number is listed in thousands.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

32 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of investments

Turner All Cap Growth Fund

September 30, 2013

	Shares	Value (000)
Common stock—99.2%†
Consumer discretionary—24.7%
Dunkin' Brands Group	7,130	$323
Fifth & Pacific*	12,740	320
Fossil*	2,380	277
HomeAway*	11,380	319
LinkedIn, Cl A*	4,370	1,074
Michael Kors Holdings*	7,170	534
Ralph Lauren	3,500	577
Shutterfly*	6,420	359
Wynn Resorts	4,210	665
Total Consumer discretionary		4,448
Consumer staples—3.5%
Beam	9,770	632
Total Consumer staples		632
Energy—3.2%
Cobalt International Energy*	9,990	248
Schlumberger	3,770	333
Total Energy		581
Financials—9.1%
Affiliated Managers Group*	3,390	619
Citigroup	6,830	331
IntercontinentalExchange*^	3,810	692
Total Financials		1,642
Health care—13.9%
Biogen Idec*	1,110	267
Gilead Sciences*	7,010	441
NPS Pharmaceuticals*	25,260	804
Regeneron Pharmaceuticals*	1,960	613
Roche Holding AG ADR	5,420	366
Total Health care		2,491
Information technology—41.6%
Apple	1,690	806
Avago Technologies	22,010	948
Cavium*	21,620	891
Ciena*	16,400	410
JDS Uniphase*	16,090	237
Maxim Integrated Products	4,450	133
Monolithic Power Systems	19,240	583
NXP Semiconductors*	21,890	815
Peregrine Semiconductor*^	57,910	519
	Shares	Value (000)
QLIK Technologies*	17,120	$586
ServiceNow*	7,020	365
Splunk*	3,770	226
Visa, Cl A	2,690	514
Yandex*	5,280	192
Yelp*^	3,480	230
Total Information technology		7,455
Materials—1.9%
Eastman Chemical	4,430	345
Total Materials		345
Telecommunication services—1.3%
SBA Communications, Cl A*	3,010	242
Total Telecommunication services		242
Total Common stock (Cost $14,262)**		17,836
Cash equivalent—8.8%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.060%‡ (1)	1,584,478	1,584
Total Cash equivalent (Cost $1,584)**		1,584
Total Investments—108.0% (Cost $15,846)**		19,420
Net Other assets (liabilities)—(8.0)%		(1,445)
Net Assets—100.0%		$17,975

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2013 was $1,470**.

  ^  Security fully or partially on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $1,434**. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2013.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 33

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Growth Fund

September 30, 2013

	Shares	Value (000)
Common stock—99.7%
Consumer discretionary—17.5%
American Axle & Manufacturing Holdings*	143,670	$2,833
Ann*	91,730	3,322
Asbury Automotive Group*	57,299	3,048
Buffalo Wild Wings*	18,020	2,004
Cracker Barrel Old Country Store	74,620	7,704
Dorman Products	16,340	810
E.W. Scripps*	83,950	1,540
Fox Factory Holding*	123,540	2,381
ITT Educational Services*^	41,340	1,282
Krispy Kreme Doughnuts*	55,607	1,075
Lithia Motors, Cl A	33,780	2,465
Louis XIII Holdings*	1,411,503	1,256
Meritage Homes*	6,440	277
Movado Group	24,439	1,069
Multimedia Games Holdings*	58,481	2,021
Oxford Industries	38,703	2,631
Red Robin Gourmet Burgers*	39,260	2,791
Shutterfly*	32,040	1,790
Vitamin Shoppe*	92,519	4,048
Total Consumer discretionary		44,347
Consumer staples—7.9%
B&G Foods, Cl A	137,430	4,748
Boston Beer, Cl A*^	18,340	4,479
Nexstar Broadcasting Group	60,260	2,682
Susser Holdings*	42,304	2,248
TreeHouse Foods*	10,947	732
United Natural Foods*	74,778	5,027
Total Consumer staples		19,916
Energy—9.4%
Bonanza Creek Energy*	59,590	2,876
Diamondback Energy*	94,220	4,018
EPL Oil & Gas*	60,760	2,255
Goodrich Petroleum*	139,880	3,398
Kodiak Oil & Gas*	189,320	2,283
PDC Energy*	20,430	1,216
Rex Energy*	251,040	5,597
SunPower*^	79,840	2,089
Total Energy		23,732
	Shares	Value (000)
Financials—6.5%
Campus Crest Communities	79,940	$863
Cardtronics*	99,389	3,686
Hanmi Financial	78,830	1,306
Home Loan Servicing Solutions	117,120	2,578
Independent Bank*	99,760	998
OFG Bancorp	112,480	1,821
Stewart Information Services	62,290	1,993
Sun Communities	29,180	1,244
Umpqua Holdings^	116,260	1,886
Total Financials		16,375
Health care—18.7%
Acadia Healthcare*	73,150	2,884
ACADIA Pharmaceuticals*^	79,056	2,172
Aegerion Pharmaceuticals*	42,360	3,630
Agios Pharmaceuticals*^	27,810	778
Air Methods	83,570	3,560
Akorn*	140,650	2,768
Analogic	24,450	2,021
ArthroCare*	88,258	3,140
BioScrip*	147,050	1,291
BioTelemetry*	197,740	1,960
Cyberonics*	69,514	3,527
Enanta Pharmaceuticals*^	54,970	1,260
Endologix*	35,540	573
Furiex Pharmaceuticals*	17,760	781
Molina Healthcare*	49,610	1,766
Neurocrine Biosciences*	134,892	1,527
NPS Pharmaceuticals*	110,790	3,524
PAREXEL International*	29,084	1,461
Proto Labs*^	31,947	2,440
Receptos*^	70,200	1,823
Santarus*	123,960	2,798
Sarepta Therapeutics*^	33,570	1,586
Total Health care		47,270
Industrials—16.5%
Chart Industries*	31,268	3,847
Copa Holdings, Cl A	32,811	4,550
Energy Recovery*	80,048	580
EnPro Industries*	38,100	2,294
Genesee & Wyoming, Cl A*	36,180	3,364
Huron Consulting Group*	131,851	6,937
Hyster-Yale Materials Handling	12,385	1,111

34 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
Middleby*	38,403	$8,022
On Assignment*	113,430	3,743
PGT*	117,820	1,168
Primoris Services	58,570	1,492
Roadrunner Transportation System*	64,350	1,817
Trex*	22,755	1,127
WageWorks*	34,420	1,736
Total Industrials		41,788
Information technology—21.3%
Ambarella*	62,141	1,213
ANSYS*	33,210	2,873
Benefitfocus*	5,280	260
Bottomline Technologies*	71,972	2,007
CalAmp*	47,750	842
Callidus Software*	141,792	1,300
Canadian Solar*^	79,480	1,350
Coherent	35,294	2,169
Diodes*	59,970	1,469
Electronics for Imaging*	141,660	4,488
Ellie Mae*	61,570	1,971
Heartland Payment Systems^	49,380	1,961
Immersion*	33,290	439
Imperva*	49,730	2,090
Interactive Intelligence Group*	25,210	1,601
Manhattan Associates*	38,800	3,703
Methode Electronics	61,250	1,715
Monolithic Power Systems	69,900	2,117
Monotype Imaging Holdings	62,330	1,786
NETGEAR*	58,570	1,807
OSI Systems*	37,310	2,778
QIWI ADR	28,137	880
SPS Commerce*	18,730	1,253
Synchronoss Technologies*	86,000	3,273
Trulia*	21,620	1,017
Tyler Technologies*	64,370	5,631
Web.com Group*	52,850	1,709
Total Information technology		53,702
Materials—1.6%
KapStone Paper & Packaging	86,000	3,681
Rentech Nitrogen Partners^	11,741	288
Total Materials		3,969
	Shares	Value (000)
Utilities—0.3%
Artesian Resources, Cl A	36,475	$812
Total Utilities		812
Total Common stock (Cost $154,979)**		251,911
Cash equivalent—11.2%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.060%‡ (1)	28,399,583	28,400
Total Cash equivalent (Cost $28,400)**		28,400
Total Investments—110.9% (Cost $183,379)**		280,311
Net Other assets (liabilities)—(10.9)%		(27,578)
Net Assets—100.0%		$252,733

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2013 was $22,358**.

  ^  Security fully or partially on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $21,994**. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2013.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 35

FINANCIAL STATEMENTS

Schedule of investments

Turner Large Growth Fund

September 30, 2013

	Shares	Value (000)
Common stock—100.0%†
Consumer discretionary—23.3%
Amazon.com*	7,510	$2,348
Chipotle Mexican Grill*	2,400	1,029
Comcast, Cl A	37,510	1,694
Home Depot	24,600	1,866
Las Vegas Sands	29,590	1,965
Lennar, Cl A	48,150	1,705
Liberty Global, Cl A*	20,340	1,614
LinkedIn, Cl A*	5,230	1,287
Michael Kors Holdings*	20,090	1,497
Ralph Lauren	7,745	1,276
Starbucks	24,300	1,870
Walt Disney	24,580	1,585
Total Consumer discretionary		19,736
Consumer staples—6.2%
Beam	23,270	1,504
Colgate-Palmolive	35,690	2,117
Estee Lauder, Cl A	11,490	803
Whole Foods Market	13,898	813
Total Consumer staples		5,237
Energy—4.9%
Cobalt International Energy*	27,650	687
Concho Resources*	14,358	1,562
Schlumberger	21,150	1,869
Total Energy		4,118
Financials—5.3%
Affiliated Managers Group*	6,670	1,218
Citigroup	36,770	1,784
IntercontinentalExchange*^	8,080	1,466
Total Financials		4,468
Health care—11.4%
Biogen Idec*	8,220	1,979
Bristol-Myers Squibb	35,590	1,647
Cerner*	21,630	1,137
Gilead Sciences*	38,190	2,399
McKesson	11,610	1,490
Pharmacyclics*	7,150	990
Total Health care		9,642
	Shares	Value (000)
Industrials—8.8%
AMETEK	38,450	$1,770
Canadian Pacific Railway	11,470	1,414
Honeywell International	18,160	1,509
Pentair	20,440	1,327
Precision Castparts	6,330	1,438
Total Industrials		7,458
Information technology—36.9%
Amphenol	11,780	912
Apple	13,070	6,230
ASML Holding, NY Shares	7,580	749
Cavium*	24,280	1,000
Cisco Systems	71,430	1,673
eBay*	2,435	136
Ericsson (L.M.) Telephone ADR	103,860	1,387
Facebook, Cl A*	53,560	2,690
Google, Cl A*	3,815	3,341
Intel	59,090	1,354
JDS Uniphase*	44,440	654
NXP Semiconductors*	39,610	1,474
Salesforce.com*	37,300	1,936
ServiceNow*	20,230	1,051
Splunk*	15,470	929
Stratasys*^	12,480	1,264
Tableau Software, Cl A*	9,140	651
Visa, Cl A	13,650	2,609
Workday, Cl A*	14,360	1,162
Total Information technology		31,202
Materials—3.2%
Methanex	14,790	758
Monsanto	18,455	1,926
Total Materials		2,684
Total Common stock (Cost $72,623)**		84,545

36 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of investments

Turner Large Growth Fund

	Shares	Value (000)
Cash equivalent—3.5%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.060%‡ (1)	2,961,731	$2,962
Total Cash equivalent (Cost $2,962)**		2,962
Total Investments—103.5% (Cost $75,585)**		87,507
Net Other assets (liabilities)—(3.5)%		(2,919)
Net Assets—100.0%		$84,588

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2013 was $2,763**.

  ^  Security fully or partially on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $2,707**. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2013.

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 37

FINANCIAL STATEMENTS

Schedule of investments

Turner Midcap Growth Fund

September 30, 2013

	Shares	Value (000)
Common stock—95.6%†
Consumer discretionary—26.7%
BorgWarner	88,650	$8,988
Dunkin' Brands Group	139,480	6,313
Fifth & Pacific*	225,980	5,679
Fossil*	52,460	6,098
Harley-Davidson	89,280	5,735
HomeAway*	228,450	6,397
Liberty Global, Cl A*	84,700	6,721
LinkedIn, Cl A*	39,810	9,796
Michael Kors Holdings*	101,550	7,568
Polaris Industries	67,600	8,733
PVH	19,150	2,273
Ralph Lauren	41,450	6,828
Shutterfly*	115,240	6,440
Starwood Hotels & Resorts Worldwide	89,550	5,951
Toll Brothers*	109,650	3,556
Tractor Supply	117,440	7,888
TripAdvisor*	44,260	3,357
Urban Outfitters*	146,760	5,396
Wynn Resorts	68,405	10,808
Total Consumer discretionary		124,525
Consumer staples—4.4%
Beam	130,540	8,439
Church & Dwight	83,840	5,035
Kroger	176,730	7,129
Total Consumer staples		20,603
Energy—6.1%
Cabot Oil & Gas	215,430	8,039
Cobalt International Energy*	156,800	3,898
Concho Resources*	68,338	7,436
Gulfport Energy*	73,090	4,703
Rosetta Resources*	84,390	4,596
Total Energy		28,672
Financials—8.2%
Affiliated Managers Group*	43,380	7,923
AON	48,100	3,581
Cardtronics*	191,040	7,088
IntercontinentalExchange*^	52,430	9,511
Markel*	10,530	5,452
Signature Bank*	51,160	4,682
Total Financials		38,237
	Shares	Value (000)
Health care—12.6%
Actavis*^	48,520	$6,987
Alexion Pharmaceuticals*	37,704	4,380
BioMarin Pharmaceuticals*	44,630	3,223
Cerner*	88,890	4,671
Cooper	39,620	5,138
Covance*	39,090	3,380
Cubist Pharmaceuticals*	85,290	5,420
DaVita*	70,400	4,006
HCA Holdings	97,140	4,153
NPS Pharmaceuticals*	245,570	7,811
Regeneron Pharmaceuticals*	20,070	6,279
Vertex Pharmaceuticals*	43,060	3,265
Total Health care		58,713
Industrials—7.9%
Delta Air Lines	234,280	5,527
Genesee & Wyoming, Cl A*	60,140	5,591
MasTec*	182,540	5,531
Robert Half International	119,580	4,667
Rockwell Automation	52,900	5,658
Roper Industries	40,720	5,410
WESCO International*	59,950	4,588
Total Industrials		36,972
Information technology—21.4%
Alliance Data Systems*	42,720	9,034
Avago Technologies	164,930	7,112
Cavium*	214,929	8,855
Ciena*	293,300	7,327
Citrix Systems*	106,130	7,494
FireEye*	57,710	2,397
JDS Uniphase*	299,600	4,407
KLA-Tencor	76,850	4,676
Maxim Integrated Products	204,410	6,091
NXP Semiconductors*	261,830	9,742
ServiceNow*	170,160	8,840
Splunk*	95,330	5,724
Tableau Software, Cl A*	24,610	1,753
Trimble Navigation*	86,370	2,566
Ultratech*	171,390	5,193
Workday, Cl A*	83,282	6,740
Yelp*^	32,110	2,125
Total Information technology		100,076
38 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of investments

Turner Midcap Growth Fund

	Shares	Value (000)
Materials—7.0%
Crown Holdings*	120,920	$5,112
Eastman Chemical	114,460	8,917
International Flavors & Fragrances	63,170	5,199
Methanex	75,700	3,881
PPG Industries	25,360	4,237
Rock-Tenn, Cl A	54,440	5,513
Total Materials		32,859
Telecommunication services—1.3%
SBA Communications, Cl A*	75,770	6,096
Total Telecommunication services		6,096
Total Common stock (Cost $340,293)**		446,753
Cash equivalent—5.5%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.060%‡ (1)	25,719,251	25,719
Total Cash equivalent (Cost $25,719)**		25,719
Total Investments—101.1% (Cost $366,012)**		472,472
Net Other assets (liabilities)—(1.1)%		(5,318)
Net Assets—100.0%		$467,154

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2013 was $19,306**.

  ^  Security fully or partially on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $18,860**. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2013.

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 39

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Growth Fund

September 30, 2013

	Shares	Value (000)
Common stock—99.1%
Consumer discretionary—18.3%
American Public Education*	48,720	$1,842
Ann*	72,988	2,644
Arctic Cat	28,430	1,622
Brunswick	60,080	2,398
Chuy's Holdings*	45,190	1,622
Fifth & Pacific*	85,120	2,139
Five Below*^	50,690	2,218
Francesca's Holdings*^	67,290	1,254
HomeAway*	61,730	1,728
Imax*^	65,020	1,966
Meritage Homes*	46,820	2,011
Pier 1 Imports	113,250	2,211
SHFL entertainment*	116,684	2,684
Shutterfly*	47,510	2,655
Sotheby's	59,994	2,947
Tenneco*	59,160	2,987
Texas Roadhouse	92,920	2,442
Vail Resorts	37,330	2,590
Vitamin Shoppe*	36,280	1,587
Zumiez*	40,560	1,117
Total Consumer discretionary		42,664
Consumer staples—5.7%
B&G Foods, Cl A	61,130	2,112
Hain Celestial Group*	21,410	1,651
Prestige Brands Holdings*	60,260	1,815
Rite Aid*	623,620	2,969
Susser Holdings*	37,390	1,987
United Natural Foods*	40,873	2,747
Total Consumer staples		13,281
Energy—4.0%
Dril-Quip*	18,460	2,118
Kodiak Oil & Gas*	183,190	2,209
Rosetta Resources*	58,590	3,192
SemGroup, Cl A	33,150	1,890
Total Energy		9,409
Financials—7.9%
Bank of the Ozarks	51,310	2,462
Cardtronics*	66,960	2,484
Corporate Office Properties	63,460	1,466
Education Realty Trust	184,380	1,678
	Shares	Value (000)
eHealth*	32,280	$1,041
Hersha Hospitality Trust	277,560	1,552
Infinity Property & Casualty	19,610	1,267
Portfolio Recovery Associates*	51,260	3,072
Synovus Financial	588,050	1,941
Wisdomtree Investments*	127,590	1,481
Total Financials		18,444
Health care—17.8%
Acadia Healthcare*	47,750	1,883
ACADIA Pharmaceuticals*^	136,394	3,748
Aegerion Pharmaceuticals*	21,000	1,800
Air Methods	56,080	2,389
Akorn*	107,676	2,119
Align Technology*	62,670	3,016
Bruker*	82,540	1,704
Cepheid*	54,360	2,122
Cubist Pharmaceuticals*	40,470	2,572
Cyberonics*	25,430	1,290
Neurocrine Biosciences*	96,990	1,098
NPS Pharmaceuticals*	110,770	3,524
Proto Labs*^	27,770	2,121
Questcor Pharmaceuticals	22,540	1,307
Sarepta Therapeutics*^	29,080	1,373
Team Health Holdings*	50,920	1,932
Teleflex	28,923	2,380
ViroPharma*	68,200	2,680
West Pharmaceutical Services	61,100	2,514
Total Health care		41,572
Industrials—15.6%
Belden	34,690	2,222
CAI International*	90,570	2,108
Chart Industries*	13,280	1,634
Clean Harbors*	33,350	1,956
Generac Holdings	62,170	2,651
HEICO	42,260	2,862
Hexcel*	73,300	2,844
MasTec*	75,010	2,273
Old Dominion Freight Line*	43,525	2,002
On Assignment*	72,920	2,406
Saia*	70,590	2,201
Thermon Group Holdings*	88,975	2,056
US Airways Group*^	104,013	1,972
USG*^	80,780	2,309

40 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of investments

Turner Small Cap Growth Fund

	Shares	Value (000)
Watts Water Technologies	35,786	$2,017
Woodward	66,811	2,728
Total Industrials		36,241
Information technology—23.9%
Aspen Technology*	88,740	3,066
Bottomline Technologies*	55,280	1,541
Cavium*	71,960	2,965
Ciena*	125,010	3,123
Cognex	55,540	1,742
CommVault Systems*	29,050	2,551
Cornerstone OnDemand*	46,770	2,406
Ellie Mae*	59,100	1,892
Fairchild Semiconductor International*	136,290	1,893
Guidewire Software*	61,580	2,901
Infoblox*	56,430	2,360
Ixia*	81,450	1,276
MAXIMUS	45,700	2,058
Monolithic Power Systems	89,660	2,715
OSI Systems*	32,990	2,457
QLIK Technologies*	93,411	3,199
RF Micro Devices*	302,630	1,707
Semtech*	74,150	2,224
Synaptics*	39,200	1,736
Synchronoss Technologies*	69,086	2,629
Take-Two Interactive Software*	116,360	2,113
The Ultimate Software Group*	18,130	2,672
Wex*	26,410	2,317
Yelp*^	32,500	2,151
Total Information technology		55,694
Materials—5.9%
Boise	216,500	2,728
Chemtura*	105,180	2,418
Commercial Metals	111,470	1,889
Kaiser Aluminum	26,340	1,877
Louisiana-Pacific*	128,810	2,266
PolyOne	81,910	2,515
Total Materials		13,693
Total Common stock (Cost $166,150)**		230,998
	Shares	Value (000)
Cash equivalent—8.2%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.060%‡ (1)	19,049,679	$19,050
Total Cash equivalent (Cost $19,050)**		19,050
Total Investments—107.3% (Cost $185,200)**		250,048
Net Other assets (liabilities)—(7.3)%		(17,009)
Net Assets—100.0%		$233,039

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2013 was $14,943**.

  ^  Security fully or partially on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $14,643**. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2013.

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 41

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Markets Fund

September 30, 2013

	Shares	Value (000)
Common stock—97.6%†
Consumer discretionary—8.7%
Grupo Sanborns	2,320	$5
Hyundai Motor	40	9
Hyundai Precision Industry	30	8
Louis XIII Holdings*	2,411	2
Melco Crown (Philippines) Resorts*	7,860	2
Naspers	50	5
Tata Motors ADR	260	7
Tencent Holdings	190	10
Total Consumer discretionary		48
Consumer staples—7.7%
Arca Continental	797	5
Companhia de Bebidas das Americas ADR	170	7
Cosan, Cl A	470	6
HengAn International Group	549	6
ITC, Participatory Note	1,050	6
LG Household & Health Care	12	6
Magnit	90	6
Total Consumer staples		42
Energy—13.8%
Afren	1,700	4
China Oilfield Services	1,910	5
CNOOC	3,720	8
Cobalt International Energy*	210	5
Eurasia Drilling, Registered Shares	140	6
Ezion Holdings	1,000	2
KrisEnergy	5,070	5
Lekoil*	2,970	2
OAO Rosneft Oil	1,200	10
Ophir Energy*	787	4
Petroleo Brasileiro	1,180	9
Sapurakencana Petroleum*	5,420	6
Sasol	70	3
SK Innovation	50	7
Total Energy		76
Financials—27.1%
AIA Group	1,473	7
Banco do Brasil	930	11
Banco Santander-Chile ADR	210	6
	Shares	Value (000)
BR Malls Participacoes	390	$4
CETIP	457	5
CITIC Securities, H Shares	3,063	6
Concentradora Fibra Hotelera Mexicana	3,010	5
Credicorp	60	8
Credito Real*	4,205	7
CTBC Financial Holding	10,020	7
Erste Group Bank	109	3
Growthpoint Properties	1,709	4
HDFC Bank ADR	80	2
Industrial & Commercial Bank of China, H Shares	22,320	15
Kasikornbank	1,290	7
KWG Property Holding	7,170	5
Metro Pacific Investments	32,436	3
Metropolitan Bank & Trust	2,639	5
Ping An Insurance Group, H Shares	1,020	8
Qatar National Bank	80	4
Sberbank of Russia ADR	610	7
Shinhan Financial Group	190	8
Turkiye Garanti Bankasi	1,200	5
UEM Sunrise Berhad	5,160	4
Yes Bank, Participatory Note	540	2
Total Financials		148
Health care—2.7%
Aspen Pharmacare Holdings	250	6
Glenmark Pharmaceuticals, Participatory Note	660	6
Kalbe Farma	27,110	3
Total Health care		15
Industrials—8.0%
China Railway Construction, H Shares	3,740	4
CIMC Enric Holdings	2,737	4
Copa Holdings, Cl A	55	7
Gamuda	3,192	5
Hyundai Engineering & Construction	101	6
Larsen & Toubro, Participatory Note	220	3
Localiza Rent a Car	440	6

42 TURNER FUNDS 2013 ANNUAL REPORT

Schedule of investments

Turner Emerging Markets Fund

	Shares	Value (000)
Mills Estruturas e Servicos de Engenharia	399	$5
PT Jasa Marga Persero	8,740	4
Total Industrials		44
Information technology—18.2%
AAC Technologies Holdings	990	4
Duksan Hi-Metal	140	3
Epistar	3,400	6
HCL Technologies, Participatory Note	430	7
Hon Hai Precision Industry	2,523	6
Largan Precision	150	5
Linx	459	8
MediaTek	489	6
Samsung Electronics	20	27
Sonda	2,250	6
Taiwan Semiconductor Manufacturing ADR	900	16
Yandex*	170	6
Total Information technology		100
Materials—7.8%
African Rainbow Minerals	220	4
Anhui Conch Cement	1,720	6
Cemex*	5,510	5
China Molybdenum, H Shares	4,430	2
Formosa Chemicals & Fibre	1,750	5
Indocement Tunggal Prakarsa	3,040	5
LG Chem	20	6
Mexichem	956	4
Mondi	344	6
Total Materials		43
Telecommunication services—3.6%
Axiata Group	2,018	4
China Unicom (Hong Kong)	3,430	5
MTN Group	310	6
Tim Participacoes	1,000	5
Total Telecommunication services		20
Total Common stock (Cost $497)**		536
	Shares	Value (000)
Cash equivalent—2.2%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.060%^	12,482	$12
Total Cash equivalent (Cost $12)**		12
Total Investments—100.0% (Cost $509)**		548
Net Other assets (liabilities)—0.2%		1
Net Assets—100.0%		$549

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  Rate shown is the 7-day effective yield as of September 30, 2013.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

Amounts designated as "—" have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 43

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Markets Fund

Country Allocation as of 9/30/13††
Brazil	10.8%
China	9.1
Taiwan, Province Of China	9.1
Korea, Republic Of	7.8
Hong Kong	6.7
South Africa	6.4
Republic of Korea (South)	6.3
India	6.1
Mexico	5.8
Russian Federation	4.1
Malaysia	3.5
United States	3.5
Bermuda	2.7
Indonesia	2.1
Chile	2.1
Philippines	1.9
Cayman Islands	1.8
United Kingdom	1.5
Panama	1.4
Thailand	1.3
Singapore	1.3
Netherlands	1.1
Cyprus	1.0
Turkey	0.9
Qatar	0.7
Austria	0.6
Nigeria	0.4
Total	100.0%

  ††  Country allocation based on country of incorporation. Percentages are based on total investments.

44 TURNER FUNDS 2013 ANNUAL REPORT

THIS PAGE WAS INTENTIONALLY LEFT BLANK

TURNER FUNDS 2013 ANNUAL REPORT 45

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

September 30, 2013

	Turner Market Neutral Fund		Turner Medical Sciences Long/Short Fund		Turner Spectrum Fund
Assets:
Investment securities, at cost	$3,030		$14,425		$486,417
Investment securities, at value	$3,217		$16,367		$545,503
Deposits with brokers for securities sold short	3,484		13,361		407,979
Foreign currency, at value	—		—		11
Receivable for investment securities sold	653		861		48,574
Receivable for capital shares sold	—		—		713
Prepaid expenses	6		4		67
Receivable for dividend income	5		8		111
Receivable from investment adviser	6		—		16
Reclaim receivable	—		—		8
Total assets	7,371		30,601		1,002,982
Liabilities:
Securities sold short, at proceeds	2,882		7,684		347,049
Written options, premiums received	—		—		89
Securities sold short, at value	2,925		8,224		356,927
Written options, at value	—		—		58
Cash overdraft	—		—		9,718
Foreign currency overdraft, at value	—		3		—
Payable for investment securities purchased	463		1,153		59,851
Obligation to return securities lending collateral	—		—		—
Payable for capital shares redeemed	—		2		44,178
Dividends payable on securities sold short (Note 2)	3		7		207
Broker fees and charges on short securities payable	2		14		181
Payable due to investment adviser	—		—		—
Payable due to administrator	—		2		61
Payable due to shareholder servicing	—		1		10
Payable due to distributor	—		1		3
Payable due to transfer agent	2		3		49
Payable due to custodian	5		4		25
Other accrued expenses	6		9		158
Total liabilities	3,406		9,423		471,426
Net assets	$3,965		$21,178		$531,556
*Includes market value of securities on loan	$—		$—		$—
Net assets:
Portfolio capital	$7,027		$20,122		$526,841
Distributions in excess of investment income	(157)		(153)		(5,895)
Accumulated net realized gain (loss) from investments, securities sold short, written options and foreign currency transactions	(3,049)		(193)		(38,626)
Net unrealized appreciation on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	144		1,402		49,236
Net assets	$3,965		$21,178		$531,556
Outstanding shares of beneficial interest Institutional Class Shares (1)	323		1,450		42,141
Outstanding shares of beneficial interest Investor Class Shares (1)	59		267		3,906
Outstanding shares of beneficial interest Class C Shares (1)	7		122		507
Net assets — Institutional Class Shares	$3,296		$16,742		$481,845
Net assets — Investor Class Shares	$601		$3,062		$44,139
Net assets — Class C Shares	$68		$1,374		$5,572
Net asset value, offering and redemption price per share — Institutional Class Shares	$10.21	†	$11.54	†	$11.43
Net asset value, offering and redemption price per share — Investor Class Shares	$10.14	†	$11.48	†	$11.30
Net asset value, offering and redemption price per share — Class C Shares	$9.95	†	$11.26		$10.98 †

46 TURNER FUNDS 2013 ANNUAL REPORT

	Turner Titan Fund		Turner All Cap Growth Fund
Assets:
Investment securities, at cost	$18,754		$15,846
Investment securities, at value	$20,627		$19,420 *
Deposits with brokers for securities sold short	12,643		—
Foreign currency, at value	—		—
Receivable for investment securities sold	2,444		—
Receivable for capital shares sold	22		21
Prepaid expenses	9		7
Receivable for dividend income	3		4
Receivable from investment adviser	—		4
Reclaim receivable	—		—
Total assets	35,748		19,456
Liabilities:
Securities sold short, at proceeds	11,531		—
Written options, premiums received	—		—
Securities sold short, at value	11,593		—
Written options, at value	—		—
Cash overdraft	—		—
Foreign currency overdraft, at value	—		—
Payable for investment securities purchased	2,541		—
Obligation to return securities lending collateral	—		1,470
Payable for capital shares redeemed	6		—
Dividends payable on securities sold short (Note 2)	3		—
Broker fees and charges on short securities payable	—		—
Payable due to investment adviser	4		—
Payable due to administrator	2		2
Payable due to shareholder servicing	—		4
Payable due to distributor	—		—
Payable due to transfer agent	3		2
Payable due to custodian	5		1
Other accrued expenses	12		2
Total liabilities	14,169		1,481
Net assets	$21,579		$17,975
*Includes market value of securities on loan	$—		$1,434
Net assets:
Portfolio capital	$20,930		$24,736
Distributions in excess of investment income	(260)		(25)
Accumulated net realized gain (loss) from investments, securities sold short, written options and foreign currency transactions	(902)		(10,310)
Net unrealized appreciation on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	1,811		3,574
Net assets	$21,579		$17,975
Outstanding shares of beneficial interest Institutional Class Shares (1)	2,014		—
Outstanding shares of beneficial interest Investor Class Shares (1)	37		1,741
Outstanding shares of beneficial interest Class C Shares (1)	3		—
Net assets — Institutional Class Shares	$21,166		$—
Net assets — Investor Class Shares	$387		$17,975
Net assets — Class C Shares	$26		$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$10.51		$—
Net asset value, offering and redemption price per share — Investor Class Shares	$10.44	†	$10.32
Net asset value, offering and redemption price per share — Class C Shares	$10.22	†	$—

(1)  Unlimited authorization — par value $0.00001.

†  Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 47

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

September 30, 2013

	Turner Emerging Growth Fund		Turner Large Growth Fund		Turner Midcap Growth Fund
Assets:
Investment securities, at cost	$183,379		$75,585		$366,012
Investment securities, at value	$280,311	*	$87,507	*	$472,472	*
Cash	—		—		—
Foreign currency, at value	—		—		—
Receivable for investment securities sold	253		424		17,118
Receivable for capital shares sold	181		25		546
Prepaid expenses	24		15		51
Receivable for dividend income	142		39		110
Receivable from investment adviser	—		—		—
Total assets	280,911		88,010		490,297
Liabilities:
Cash overdraft	—		—		7
Payable for investment securities purchased	510		449		2,895
Obligation to return securities lending collateral	22,358		2,763		19,306
Payable for capital shares redeemed	5,022		102		454
Payable due to investment adviser	175		25		241
Payable due to administrator	27		8		49
Payable due to shareholder servicing	37		6		53
Payable due to distributor	—		—		1
Payable due to transfer agent	10		15		31
Payable due to custodian	2		5		5
Other accrued expenses	37		49		101
Total liabilities	28,178		3,422		23,143
Net assets	$252,733		$84,588		$467,154
*Includes market value of securities on loan	$21,994		$2,707		$18,860
Net assets:
Portfolio capital	$122,112		$138,999		$290,522
Undistributed net investment income (distributions in excess of investment income)	(1,286)		10		1
Accumulated net realized gain (loss) from investment transactions	34,975		(66,343)		70,171
Net unrealized appreciation on investments	96,932		11,922		106,460
Net assets	$252,733		$84,588		$467,154
Outstanding shares of beneficial interest Institutional Class Shares (1)	1,110		3,677		4,736
Outstanding shares of beneficial interest Investor Class Shares (1)	2,800		2,104		6,003
Outstanding shares of beneficial interest Retirement Class Shares (1)	—		—		103
Net assets — Institutional Class Shares	$72,442		$53,965		$205,679
Net assets — Investor Class Shares	$180,291		$30,623		$257,240
Net assets — Retirement Class Shares	$—		$—		$4,235
Net asset value, offering and redemption price per share — Institutional Class Shares	$65.25	†	$14.68		$43.43
Net asset value, offering and redemption price per share — Investor Class Shares	$64.38	†	$14.55		$42.85
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$—		$41.07	†

48 TURNER FUNDS 2013 ANNUAL REPORT

	Turner Small Cap Growth Fund		Turner Emerging Markets Fund
Assets:
Investment securities, at cost	$185,200		$509
Investment securities, at value	$250,048	*	$548
Cash	—		1
Foreign currency, at value	—		1
Receivable for investment securities sold	1,223		5
Receivable for capital shares sold	68		—
Prepaid expenses	22		—
Receivable for dividend income	86		—
Receivable from investment adviser	—		6
Total assets	251,447		561
Liabilities:
Cash overdraft	—		—
Payable for investment securities purchased	2,729		10
Obligation to return securities lending collateral	14,943		—
Payable for capital shares redeemed	460		—
Payable due to investment adviser	142		—
Payable due to administrator	25		—
Payable due to shareholder servicing	47		—
Payable due to distributor	—		—
Payable due to transfer agent	12		1
Payable due to custodian	5		1
Other accrued expenses	45		—
Total liabilities	18,408		12
Net assets	$233,039		$549
*Includes market value of securities on loan	$14,643		$—
Net assets:
Portfolio capital	$133,650		$510
Undistributed net investment income (distributions in excess of investment income)	—		(1)
Accumulated net realized gain (loss) from investment transactions	34,541		1
Net unrealized appreciation on investments	64,848		39
Net assets	$233,039		$549
Outstanding shares of beneficial interest Institutional Class Shares (1)	—		48
Outstanding shares of beneficial interest Investor Class Shares (1)	5,206		3
Outstanding shares of beneficial interest Retirement Class Shares (1)	—		—
Net assets — Institutional Class Shares	$—		$512
Net assets — Investor Class Shares	$233,039		$37
Net assets — Retirement Class Shares	$—		$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$—		$10.78	†
Net asset value, offering and redemption price per share — Investor Class Shares	$44.76		$10.78	†
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$—

(1)  Unlimited authorization — par value $0.00001.

†  Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 49

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Market Neutral Fund	Turner Medical Sciences Long/Short Fund	Turner Spectrum Fund
	year ended 9/30/13	year ended 9/30/13	year ended 9/30/13
Investment income:
Dividend	$242	$193	$10,433
Securities lending	—	—	—
Foreign taxes withheld	(1)	(1)	(109)
Total investment income	241	192	10,324
Expenses:
Investment advisory fees	340	435	12,012
Administrator fees	33	43	1,190
Shareholder service fees (1)	4	11	222
Shareholder service fees (2)	—	4	18
Distribution fees (2)	1	12	54
Accounting agent fees	13	9	21
Dividend expense	95	116	3,592
Broker fees and charges on short sales	87	117	3,575
Custodian fees	23	21	162
Transfer agent fees	15	23	495
Registration fees	41	52	144
Professional fees	5	8	233
Trustees' fees	4	5	146
Insurance and other fees	15	21	453
Total expenses	676	877	22,317
Less:
Investment advisory fee waiver	(232)	(292)	(6,574)
Net expenses	444	585	15,743
Net investment loss	(203)	(393)	(5,419)
Net realized gain from securities sold	2,933	6,068	130,454
Net realized loss from securities sold short	(4,795)	(2,767)	(108,005)
Net realized gain on written options contracts	—	—	65
Net realized loss on foreign currency transactions	(14)	(6)	(284)
Net change in unrealized appreciation (depreciation) on investments	57	(120)	26,182
Net change in unrealized appreciation (depreciation) on securities sold short	80	(277)	(9,906)
Net change in unrealized appreciation (depreciation) on written options contracts	—	—	31
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	2	(2)
Net realized and unrealized gain (loss) from investments, options and foreign currencies	(1,739)	2,900	38,535
Net increase (decrease) in net assets resulting from operations	$(1,942)	$2,507	$33,116

50 TURNER FUNDS 2013 ANNUAL REPORT

	Turner Titan Fund	Turner All Cap Growth Fund
	year ended 9/30/13	year ended 9/30/13
Investment income:
Dividend	$494	$132
Securities lending	—	5
Foreign taxes withheld	(1)	—
Total investment income	493	137
Expenses:
Investment advisory fees	627	115
Administrator fees	62	29
Shareholder service fees (1)	4	48
Shareholder service fees (2)	1	—
Distribution fees (2)	3	—
Accounting agent fees	13	3
Dividend expense	57	—
Broker fees and charges on short sales	113	—
Custodian fees	30	12
Transfer agent fees	26	28
Registration fees	40	17
Professional fees	13	6
Trustees' fees	8	4
Insurance and other fees	23	13
Total expenses	1,020	275
Less:
Investment advisory fee waiver	(198)	(113)
Net expenses	822	162
Net investment loss	(329)	(25)
Net realized gain from securities sold	7,480	2,004
Net realized loss from securities sold short	(7,238)	—
Net realized gain on written options contracts	—	—
Net realized loss on foreign currency transactions	(6)	—
Net change in unrealized appreciation (depreciation) on investments	917	61
Net change in unrealized appreciation (depreciation) on securities sold short	(103)	—
Net change in unrealized appreciation (depreciation) on written options contracts	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—
Net realized and unrealized gain (loss) from investments, options and foreign currencies	1,050	2,065
Net increase (decrease) in net assets resulting from operations	$721	$2,040

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Class C Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 51

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Emerging Growth Fund	Turner Large Growth Fund	Turner Midcap Growth Fund
	year ended 9/30/13	year ended 9/30/13	year ended 9/30/13
Investment income:
Dividend	$1,924	$1,809	$3,146
Securities lending	242	144	275
Foreign taxes withheld	(1)	(2)	—
Total investment income	2,165	1,951	3,421
Expenses:
Investment advisory fees	2,295	972	3,741
Administrator fees	343	239	741
Shareholder service fees (2)	416	94	743
Shareholder service fees (3)	—	—	11
Distribution fees (3)	—	—	11
Accounting agent fees	3	3	3
Custodian fees	21	37	72
Transfer agent fees	107	97	280
Registration fees	35	43	61
Professional fees	66	40	137
Trustees' fees	39	27	84
Insurance and other fees	100	105	257
Total expenses	3,425	1,657	6,141
Less:
Investment advisory fee waiver	(366)	(446)	(738)
Reimbursement of other operating expenses	—	—	—
Shareholder services waiver	—	—	—
Net expenses	3,059	1,211	5,403
Net investment income (loss)	(894)	740	(1,982)
Net realized gain from securities sold	36,788	33,884	82,710
Net change in unrealized appreciation (depreciation) on investments	29,719	(19,979)	19,404
Net realized and unrealized gain from investments	66,507	13,905	102,114
Net increase in net assets resulting from operations	$65,613	$14,645	$100,132

52 TURNER FUNDS 2013 ANNUAL REPORT

	Turner Small Cap Growth Fund	Turner Emerging Markets Fund
	year ended 9/30/13	8/28/13(1) thru 9/30/13
Investment income:
Dividend	$1,645	$1
Securities lending	246	—
Foreign taxes withheld	(3)	—
Total investment income	1,888	1
Expenses:
Investment advisory fees	2,299	—
Administrator fees	343	—
Shareholder service fees (2)	561	—
Shareholder service fees (3)	—	—
Distribution fees (3)	—	—
Accounting agent fees	4	1
Custodian fees	38	4
Transfer agent fees	107	2
Registration fees	26	—
Professional fees	66	—
Trustees' fees	40	—
Insurance and other fees	96	—
Total expenses	3,580	7
Less:
Investment advisory fee waiver	(691)	—
Reimbursement of other operating expenses	—	(6)
Shareholder services waiver	(15)	—
Net expenses	2,874	1
Net investment income (loss)	(986)	—
Net realized gain from securities sold	43,625	—
Net change in unrealized appreciation (depreciation) on investments	23,107	39
Net realized and unrealized gain from investments	66,732	39
Net increase in net assets resulting from operations	$65,746	$39

(1)  Commencement of operations.

(2)  Attributable to Investor Class Shares only.

(3)  Attributable to Retirement Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 53

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Market Neutral Fund		Turner Medical Sciences Long/Short Fund
	year ended 9/30/13	year ended 9/30/12	year ended 9/30/13	year ended 9/30/12
Investment activities:
Net investment loss	$(203)	$(417)	$(393)	$(1,097)
Net realized gain (loss) from securities sold and securities sold short	(1,862)	(599)	3,301	(1,302)
Net realized gain on written options contracts	—	—	—	—
Net realized loss on foreign currency transactions	(14)	(1)	(6)	(4)
Net change in unrealized appreciation (depreciation) on investments and securities sold short	137	(200)	(397)	1,043
Net change in unrealized appreciation (depreciation) on written options contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	2	2
Net increase (decrease) in net assets resulting from operations	(1,942)	(1,217)	2,507	(1,358)
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	—	(394)	—	—
Investor Class Shares	—	(67)	—	—
Class C Shares	—	—	—	—
Total dividends and distributions	—	(461)	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	781	49,135	2,380	51,896
Proceeds from shares issued in lieu of cash distributions	—	385	—	—
Cost of shares redeemed	(43,717)	(8,748)	(24,867)	(59,013)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(42,936)	40,772	(22,487)	(7,117)
Investor Class Shares
Proceeds from shares issued	122	7,056	548	18,248
Proceeds from shares issued in lieu of cash distributions	—	67	—	—
Cost of shares redeemed	(5,087)	(4,394)	(7,356)	(21,057)
Net increase (decrease) in net assets from Investor Class Shares transactions	(4,965)	2,729	(6,808)	(2,809)
Class C Shares
Proceeds from shares issued	—	137	361	2,329
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	(16)	(49)	(2,007)	(1,522)
Net increase (decrease) in net assets from Class C Shares transactions	(16)	88	(1,646)	807
Net increase (decrease) in net assets from capital share transactions	(47,917)	43,589	(30,941)	(9,119)
Total increase (decrease) in net assets	(49,859)	41,911	(28,434)	(10,477)
Net assets:
Beginning of year	53,824	11,913	49,612	60,089
End of year	$3,965	$53,824	$21,178	$49,612
Accumulated net investment income	$(157)	$(339)	$(153)	$(773)
Share issued and redeemed:
Institutional Class Shares
Issued	78	4,704	228	5,070
Issued in lieu of cash distributions	—	38	—	—
Redeemed	(4,476)	(845)	(2,419)	(5,790)
Net increase (decrease) in Institutional Class Shares	(4,398)	3,897	(2,191)	(720)
Investor Class Shares
Issued	12	674	53	1,778
Issued in lieu of cash distributions	—	7	—	—
Redeemed	(514)	(427)	(732)	(2,068)
Net increase (decrease) in Investor Class Shares	(502)	254	(679)	(290)
Class C Shares
Issued	—	14	35	230
Issued in lieu of cash distributions	—	—	—	—
Redeemed	(2)	(5)	(201)	(152)
Net increase (decrease) in Class C Shares	(2)	9	(166)	78
Net increase (decrease) in share transactions	(4,902)	4,160	(3,036)	(932)
54 TURNER FUNDS 2013 ANNUAL REPORT

	Turner Spectrum Fund		Turner Titan Fund
	year ended 9/30/13	year ended 9/30/12	year ended 9/30/13	year ended 9/30/12
Investment activities:
Net investment loss	$(5,419)	$(10,711)	$(329)	$(246)
Net realized gain (loss) from securities sold and securities sold short	22,449	(26,926)	242	298
Net realized gain on written options contracts	65	865	—	—
Net realized loss on foreign currency transactions	(284)	(223)	(6)	(1)
Net change in unrealized appreciation (depreciation) on investments and securities sold short	16,276	25,373	814	863
Net change in unrealized appreciation (depreciation) on written options contracts	31	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(2)	7	—	—
Net increase (decrease) in net assets resulting from operations	33,116	(11,615)	721	914
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	—	(22,293)	(341)	(110)
Investor Class Shares	—	(7,313)	(20)	(40)
Class C Shares	—	(553)	(6)	(1)
Total dividends and distributions	—	(30,159)	(367)	(151)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	295,417	786,546	48,123	18,412
Proceeds from shares issued in lieu of cash distributions	—	19,084	334	110
Cost of shares redeemed	(676,075)	(388,983)	(53,640)	(4,663)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(380,658)	416,647	(5,183)	13,859
Investor Class Shares
Proceeds from shares issued	23,320	74,782	202	5,783
Proceeds from shares issued in lieu of cash distributions	—	7,037	20	40
Cost of shares redeemed	(108,927)	(108,037)	(4,711)	(3,684)
Net increase (decrease) in net assets from Investor Class Shares transactions	(85,607)	(26,218)	(4,489)	2,139
Class C Shares
Proceeds from shares issued	351	3,376	286	503
Proceeds from shares issued in lieu of cash distributions	—	493	6	1
Cost of shares redeemed	(5,427)	(5,176)	(775)	—
Net increase (decrease) in net assets from Class C Shares transactions	(5,076)	(1,307)	(483)	504
Net increase (decrease) in net assets from capital share transactions	(471,341)	389,122	(10,155)	16,502
Total increase (decrease) in net assets	(438,225)	347,348	(9,801)	17,265
Net assets:
Beginning of year	969,781	622,433	31,380	14,115
End of year	$531,556	$969,781	$21,579	$31,380
Accumulated net investment income	$(5,895)	$(8,238)	$(260)	$—
Share issued and redeemed:
Institutional Class Shares
Issued	26,718	70,716	4,796	1,802
Issued in lieu of cash distributions	—	1,757	34	11
Redeemed	(61,031)	(35,203)	(5,338)	(455)
Net increase (decrease) in Institutional Class Shares	(34,313)	37,270	(508)	1,358
Investor Class Shares
Issued	2,130	6,709	20	579
Issued in lieu of cash distributions	—	653	2	4
Redeemed	(9,945)	(9,829)	(479)	(367)
Net increase (decrease) in Investor Class Shares	(7,815)	(2,467)	(457)	216
Class C Shares
Issued	33	307	29	50
Issued in lieu of cash distributions	—	46	1	—
Redeemed	(509)	(481)	(80)	—
Net increase (decrease) in Class C Shares	(476)	(128)	(50)	50
Net increase (decrease) in share transactions	(42,604)	34,675	(1,015)	1,624

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 55

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner All Cap Growth Fund		Turner Emerging Growth Fund
	year ended 9/30/13	year ended 9/30/12	year ended 9/30/13	year ended 9/30/12
Investment activities:
Net investment income (loss)	$(25)	$(75)	$(894)	$(1,966)
Net realized gain from securities sold and securities sold short	2,004	1,232	36,788	42,086
Net realized loss on foreign currency transactions	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	61	3,417	29,719	15,892
Net increase in net assets resulting from operations	2,040	4,574	65,613	56,012
Dividends and distributions to shareholders:
Net investment income:
Institutional Class Shares	—	—	—	—
Investor Class Shares	—	—	—	—
Realized capital gains:
Institutional Class Shares	—	—	(8,753)	—
Investor Class Shares	—	—	(24,111)	—
Return of capital:
Investor Class Shares	(73)	—	—	—
Total dividends and distributions	(73)	—	(32,864)	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	—	9,023	12,775
Proceeds from shares issued in lieu of cash distributions	—	—	8,473	—
Cost of shares redeemed	—	—	(23,483)	(27,694)
Net decrease in net assets from Institutional Class Shares transactions	—	—	(5,987)	(14,919)
Investor Class Shares
Proceeds from shares issued	1,709	7,196	24,834	27,454
Proceeds from Fund acquisition (Note 10)	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	56	—	21,988	—
Cost of shares redeemed	(11,597)	(18,983)	(59,232)	(56,328)
Net decrease in net assets from Investor Class Shares transactions	(9,832)	(11,787)	(12,410)	(28,874)
Net decrease in net assets from capital share transactions	(9,832)	(11,787)	(18,397)	(43,793)
Total increase (decrease) in net assets	(7,865)	(7,213)	14,352	12,219
Net assets:
Beginning of year	25,840	33,053	238,381	226,162
End of year	$17,975	$25,840	$252,733	$238,381
Undistributed net investment income (accumulated net investment income)	$(25)	$(1)	$(1,286)	$(1,536)
Share issued and redeemed:
Institutional Class Shares
Issued	—	—	166	235
Issued in lieu of cash distributions	—	—	177	—
Redeemed	—	—	(436)	(495)
Net decrease in Institutional Class Shares	—	—	(93)	(260)
Investor Class Shares
Issued	195	815	451	521
Shares from Fund acquisition (Note 10)	—	—	—	—
Issued in lieu of cash distributions	7	—	464	—
Redeemed	(1,328)	(2,255)	(1,072)	(1,060)
Net decrease in Investor Class Shares	(1,126)	(1,440)	(157)	(539)
Net decrease in share transactions	(1,126)	(1,440)	(250)	(799)

56 TURNER FUNDS 2013 ANNUAL REPORT

	Turner Large Growth Fund
	year ended 9/30/13	year ended 9/30/12
Investment activities:
Net investment income (loss)	$740	$435
Net realized gain from securities sold and securities sold short	33,884	82,216
Net realized loss on foreign currency transactions	—	(1)
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(19,979)	4,462
Net increase in net assets resulting from operations	14,645	87,112
Dividends and distributions to shareholders:
Net investment income:
Institutional Class Shares	(1,087)	—
Investor Class Shares	(92)	—
Realized capital gains:
Institutional Class Shares	—	—
Investor Class Shares	—	—
Return of capital:
Investor Class Shares	—	—
Total dividends and distributions	(1,179)	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	14,890	45,450
Proceeds from shares issued in lieu of cash distributions	1,034	—
Cost of shares redeemed	(172,365)	(301,740)
Net decrease in net assets from Institutional Class Shares transactions	(156,441)	(256,290)
Investor Class Shares
Proceeds from shares issued	7,080	8,694
Proceeds from Fund acquisition (Note 10)	15,614	—
Proceeds from shares issued in lieu of cash distributions	91	—
Cost of shares redeemed	(44,134)	(29,601)
Net decrease in net assets from Investor Class Shares transactions	(21,349)	(20,907)
Net decrease in net assets from capital share transactions	(177,790)	(277,197)
Total increase (decrease) in net assets	(164,324)	(190,085)
Net assets:
Beginning of year	248,912	438,997
End of year	$84,588	$248,912
Undistributed net investment income (accumulated net investment income)	$10	$449
Share issued and redeemed:
Institutional Class Shares
Issued	1,153	3,803
Issued in lieu of cash distributions	83	—
Redeemed	(13,194)	(24,590)
Net decrease in Institutional Class Shares	(11,958)	(20,787)
Investor Class Shares
Issued	546	716
Shares from Fund acquisition (Note 10)	1,216	—
Issued in lieu of cash distributions	7	—
Redeemed	(3,423)	(2,394)
Net decrease in Investor Class Shares	(1,654)	(1,678)
Net decrease in share transactions	(13,612)	(22,465)

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 57

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Midcap Growth Fund
	year ended 9/30/13	year ended 9/30/12
Investment activities:
Net investment loss	$(1,982)	$(2,188)
Net realized gain from securities sold	82,710	93,758
Net change in unrealized appreciation (depreciation) on investment transactions	19,404	19,856
Net increase in net assets resulting from operations	100,132	111,426
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	(2,966)	—
Investor Class Shares	(5,108)	—
Retirement Class Shares	(72)	—
Total dividends and distributions	(8,146)	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	59,903	54,971
Proceeds from shares issued in lieu of cash distributions	2,364	—
Cost of shares redeemed	(131,596)	(103,598)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(69,329)	(48,627)
Investor Class Shares
Proceeds from shares issued	40,974	76,266
Proceeds from shares issued in lieu of cash distributions	4,946	—
Cost of shares redeemed	(245,432)	(214,569)
Net increase (decrease) in net assets from Investor Class Shares transactions	(199,512)	(138,303)
Retirement Class Shares
Proceeds from shares issued	576	822
Proceeds from shares issued in lieu of cash distributions	72	—
Cost of shares redeemed	(2,024)	(671)
Net increase (decrease) in net assets from Retirement Class Shares transactions	(1,376)	151
Net increase (decrease) in net assets from capital share transactions	(270,217)	(186,779)
Total increase (decrease) in net assets	(178,231)	(75,353)
Net assets:
Beginning of period	645,385	720,738
End of period	$467,154	$645,385
Accumulated net investment income	$1	$(2,022)
Share issued and redeemed:
Institutional Class Shares
Issued	1,600	1,598
Issued in lieu of cash distributions	69	—
Redeemed	(3,604)	(2,998)
Net increase (decrease) in Institutional Class Shares	(1,935)	(1,400)
Investor Class Shares
Issued	1,098	2,238
Issued in lieu of cash distributions	147	—
Redeemed	(6,793)	(6,311)
Net increase (decrease) in Investor Class Shares	(5,548)	(4,073)
Retirement Class Shares
Issued	17	26
Issued in lieu of cash distributions	2	—
Redeemed	(59)	(20)
Net increase (decrease) in Retirement Class Shares	(40)	6
Net increase (decrease) in share transactions	(7,523)	(5,467)

58 TURNER FUNDS 2013 ANNUAL REPORT

	Turner Small Cap Growth Fund		Turner Emerging Markets Fund
	year ended 9/30/13	year ended 9/30/12	8/28/13(1) thru 9/30/13
Investment activities:
Net investment loss	$(986)	$(1,768)	$—
Net realized gain from securities sold	43,625	19,111	—
Net change in unrealized appreciation (depreciation) on investment transactions	23,107	47,225	39
Net increase in net assets resulting from operations	65,746	64,568	39
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	—	—	—
Investor Class Shares	(15,983)	—	—
Retirement Class Shares	—	—	—
Total dividends and distributions	(15,983)	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	—	475
Proceeds from shares issued in lieu of cash distributions	—	—	—
Cost of shares redeemed	—	—	—
Net increase (decrease) in net assets from Institutional Class Shares transactions	—	—	475
Investor Class Shares
Proceeds from shares issued	20,912	31,902	35
Proceeds from shares issued in lieu of cash distributions	15,896	—	—
Cost of shares redeemed	(103,631)	(76,290)	—
Net increase (decrease) in net assets from Investor Class Shares transactions	(66,823)	(44,388)	35
Retirement Class Shares
Proceeds from shares issued	—	—	—
Proceeds from shares issued in lieu of cash distributions	—	—	—
Cost of shares redeemed	—	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	—	—	—
Net increase (decrease) in net assets from capital share transactions	(66,823)	(44,388)	510
Total increase (decrease) in net assets	(17,060)	20,180	549
Net assets:
Beginning of period	250,099	229,919	—
End of period	$233,039	$250,099	$549
Accumulated net investment income	$—	$(1,229)	$(1)
Share issued and redeemed:
Institutional Class Shares
Issued	—	—	48
Issued in lieu of cash distributions	—	—	—
Redeemed	—	—	—
Net increase (decrease) in Institutional Class Shares	—	—	48
Investor Class Shares
Issued	558	950	3
Issued in lieu of cash distributions	473	—	—
Redeemed	(2,781)	(2,255)	—
Net increase (decrease) in Investor Class Shares	(1,750)	(1,305)	3
Retirement Class Shares
Issued	—	—	—
Issued in lieu of cash distributions	—	—	—
Redeemed	—	—	—
Net increase (decrease) in Retirement Class Shares	—	—	—
Net increase (decrease) in share transactions	(1,750)	(1,305)	51

(1)  Commencement of operations.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 59

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Market Neutral Fund — Institutional Class Shares
2013	$10.18	(0.09)	0.12	0.03	—	—	—
2012	$10.53	(0.11)	(0.02)	(0.13)	—	(0.22)	(0.22)
2011 (4)	$10.00	(0.09)	0.62	0.53	—	—	—
Turner Market Neutral Fund — Investor Class Shares
2013	$10.13	(0.10)	0.11	0.01	—	—	—
2012	$10.52	(0.14)	(0.03)	(0.17)	—	(0.22)	(0.22)
2011 (4)	$10.00	(0.10)	0.62	0.52	—	—	—
Turner Market Neutral Fund — Class C Shares
2013	$10.01	(0.19)	0.13	(0.06)	—	—	—
2012	$10.46	(0.20)	(0.03)	(0.23)	—	(0.22)	(0.22)
2011 (4)	$10.00	(0.15)	0.61	0.46	—	—	—
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2013	$10.19	(0.13)	1.48	1.35	—	—	—
2012	$10.35	(0.15)	(0.01)	(0.16)	—	—	—
2011 (4)	$10.00	(0.12)	0.47	0.35	—	—	—
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2013	$10.16	(0.16)	1.48	1.32	—	—	—
2012	$10.34	(0.18)	—	(0.18)	—	—	—
2011 (4)	$10.00	(0.13)	0.47	0.34	—	—	—
Turner Medical Sciences Long/Short Fund — Class C Shares
2013	$10.04	(0.23)	1.45	1.22	—	—	—
2012	$10.30	(0.25)	(0.01)	(0.26)	—	—	—
2011 (4)	$10.00	(0.18)	0.48	0.30	—	—	—

60 TURNER FUNDS 2013 ANNUAL REPORT

	Net asset value, end of period	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets*		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets*		Portfolio turnover rate**
Turner Market Neutral Fund — Institutional Class Shares
2013	$10.21	0.29%	$3,296	1.95	%† (2)	2.98	%†	(0.87	)%†	973%
2012	$10.18	(1.23)%	$48,054	1.94	%† (3)	2.57	%†	(1.00	)%†	1,520%
2011 (4)	$10.53	5.30%††	$8,679	1.95	% (5)	3.92%		(1.27)%		1,184%
Turner Market Neutral Fund — Investor Class Shares
2013	$10.14	0.10%	$601	2.20	%† (2)	3.23	%†	(1.12	)%†	973%
2012	$10.13	(1.62)%	$5,685	2.19	%† (3)	2.82	%†	(1.25	)%†	1,520%
2011 (4)	$10.52	5.20%††	$3,233	2.20	% (5)	4.18%		(1.54)%		1,184%
Turner Market Neutral Fund — Class C Shares
2013	$9.95	(0.60)%	$68	2.94	%† (2)	3.98	%†	(1.87	)%†	973%
2012	$10.01	(2.21)%	$85	2.94	%† (3)	3.57	%†	(2.00	)%†	1,520%
2011 (4)	$10.46	4.60%††	$—	2.95	% (5)	4.77%		(2.26)%		1,184%
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2013	$11.54	13.25%	$16,742	1.98	%† (6)	2.99	%†	(1.26	)%†	492%
2012	$10.19	(1.55)%	$37,117	1.87	%† (7)	2.09	%†	(1.45	)%†	900%
2011 (4)	$10.35	3.50%††	$45,147	1.93	% (8)	2.74%		(1.74)%		608%
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2013	$11.48	12.99%	$3,062	2.23	%† (6)	3.24	%†	(1.51	)%†	492%
2012	$10.16	(1.74)%	$9,606	2.12	%† (7)	2.34	%†	(1.70	)%†	900%
2011 (4)	$10.34	3.40%††	$12,777	2.14	% (8)	2.89%		(1.93)%		608%
Turner Medical Sciences Long/Short Fund — Class C Shares
2013	$11.26	12.15%	$1,374	2.98	%† (6)	3.99	%†	(2.26	)%†	492%
2012	$10.04	(2.52)%	$2,889	2.87	%† (7)	3.09	%†	(2.45	)%†	900%
2011 (4)	$10.30	3.00%††	$2,165	2.93	% (8)	3.63%		(2.71)%		608%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†  Does not include acquired fund fees or expenses.
††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Dividend expense totaled 0.43% of average net assets for the year ended September 30, 2013, 0.43% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2013, 0.38% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.74%, 2.99% and 3.73% for the Institutional, Investor and Class C Shares, respectively.
(3)  Dividend expense totaled 0.37% of average net assets for the year ended September 30, 2012, 0.37% of which was waived. Broker fees and charges on short sales totaled 0.22% of average net assets for the year ended September 30, 2012, 0.22% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.53%, 2.78% and 3.53% for the Institutional, Investor and Class C Shares, respectively.
(4)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.
(5)  Dividend expense totaled 0.44% of average net assets for the year ended September 30, 2011, 0.34% of which was waived. Broker fees and charges on short sales totaled 0.25% of average net assets for the year ended September 30, 2011, 0.19% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.48%, 2.73% and 3.48% for the Institutional, Investor and Class C Shares, respectively.
(6)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.41% of average net assets for the year ended September 30, 2013, 0.41% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.79%, 3.04% and 3.79% for the Institutional, Investor and Class C Shares, respectively.
(7)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.06%, 2.31% and 3.06% for the Institutional, Investor and Class C Shares, respectively.
(8)  Dividend expense totaled 0.15% of average net assets for the year ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the year ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.44%, 2.65% and 3.44% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 61

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Spectrum Fund — Institutional Class Shares
2013	$10.89	(0.07)	0.61		0.54	—	—	—
2012	$11.45	(0.13)	0.04	(3)	(0.09)	—	(0.47)	(0.47)
2011	$10.82	(0.16)	0.79		0.63	—	—	—
2010	$10.81	(0.13)	0.21		0.08	—	(0.07)	(0.07)
2009 (7)	$10.00	(0.07)	0.88		0.81	—	—	—
Turner Spectrum Fund — Investor Class Shares
2013	$10.80	(0.09)	0.59		0.50	—	—	—
2012	$11.38	(0.16)	0.05	(3)	(0.11)	—	(0.47)	(0.47)
2011	$10.78	(0.19)	0.79		0.60	—	—	—
2010	$10.80	(0.16)	0.21		0.05	—	(0.07)	(0.07)
2009 (7)	$10.00	(0.09)	0.89		0.80	—	—	—
Turner Spectrum Fund — Class C Shares
2013	$10.57	(0.17)	0.58		0.41	—	—	—
2012	$11.23	(0.24)	0.05	(3)	(0.19)	—	(0.47)	(0.47)
2011	$10.72	(0.27)	0.78		0.51	—	—	—
2010	$10.80	(0.24)	0.23		(0.01)	—	(0.07)	(0.07)
2009 (9)	$9.98	(0.07)	0.89		0.82	—	—	—
Turner Titan Fund — Institutional Class Shares
2013	$10.24	(0.08)	0.43		0.35	—	(0.08)	(0.08)
2012	$9.77	(0.11)	0.67		0.56	—	(0.09)	(0.09)
2011 (12)	$10.00	(0.10)	(0.13)		(0.23)	—	—	—
Turner Titan Fund — Investor Class Shares
2013	$10.20	(0.10)	0.42		0.32	—	(0.08)	(0.08)
2012	$9.76	(0.13)	0.66		0.53	—	(0.09)	(0.09)
2011 (12)	$10.00	(0.11)	(0.13)		(0.24)	—	—	—
Turner Titan Fund — Class C Shares
2013	$10.07	(0.16)	0.39		0.23	—	(0.08)	(0.08)
2012	$9.72	(0.21)	0.65		0.44	—	(0.09)	(0.09)
2011 (12)	$10.00	(0.16)	(0.12)		(0.28)	—	—	—

62 TURNER FUNDS 2013 ANNUAL REPORT

	Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets*		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets*		Portfolio turnover rate**
Turner Spectrum Fund — Institutional Class Shares
2013	$11.43	4.96%		$481,845	1.93	%† (2)	2.75	%†	(0.64	)%†	580%
2012	$10.89	(0.77)%		$832,857	1.89	%† (4)	2.34	%†	(1.15	)%†	996%
2011	$11.45	5.82%		$448,554	1.93	% (5)	2.48%		(1.34)%		1,153%
2010	$10.82	0.77%		$179,526	1.91	% (6)	2.85%		(1.23)%		1,808%
2009 (7)	$10.81	8.10	%††	$8,681	2.44	% (8)	5.63%		(1.78)%		663%
Turner Spectrum Fund — Investor Class Shares
2013	$11.30	4.63%		$44,139	2.18	%† (2)	3.00	%†	(0.89	)%†	580%
2012	$10.80	(0.95)%		$126,533	2.14	%† (4)	2.59	%†	(1.40	)%†	996%
2011	$11.38	5.57%		$161,401	2.18	% (5)	2.70%		(1.61)%		1,153%
2010	$10.78	0.49%		$52,361	2.17	% (6)	3.12%		(1.52)%		1,808%
2009 (7)	$10.80	8.00	%††	$4,567	2.71	% (8)	5.84%		(2.09)%		663%
Turner Spectrum Fund — Class C Shares
2013	$10.98	3.88%		$5,572	2.93	%† (2)	3.75	%†	(1.64	)%†	580%
2012	$10.57	(1.71)%		$10,391	2.89	%† (4)	3.34	%†	(2.15	)%†	996%
2011	$11.23	4.76%		$12,478	2.93	% (5)	3.39%		(2.33)%		1,153%
2010	$10.72	(0.07)%		$7,169	2.92	% (6)	3.82%		(2.19)%		1,808%
2009 (9)	$10.80	8.22	%††	$—	2.35	% (8)	5.28%		(3.12)%		663%
Turner Titan Fund — Institutional Class Shares
2013	$10.51	3.43%		$21,166	1.94	%† (10)	2.42	%†	(0.76	)%†	788%
2012	$10.24	5.75%		$25,811	1.92	%† (11)	2.41	%†	(1.03	)%†	834%
2011 (12)	$9.77	(2.30	)%††	$11,374	1.92	% (13)	3.54%		(1.47)%		647%
Turner Titan Fund — Investor Class Shares
2013	$10.44	3.14%		$387	2.19	%† (10)	2.67	%†	(1.01	)%†	788%
2012	$10.20	5.44%		$5,038	2.17	%† (11)	2.66	%†	(1.28	)%†	834%
2011 (12)	$9.76	(2.40	)%††	$2,711	2.16	% (13)	4.66%		(1.65)%		647%
Turner Titan Fund — Class C Shares
2013	$10.22	2.28%		$26	2.94	%† (10)	3.42	%†	(1.76	)%†	788%
2012	$10.07	4.53%		$531	2.92	%† (11)	3.41	%†	(2.03	)%†	834%
2011 (12)	$9.72	(2.80	)%††	$29	2.92	% (13)	2.31%		(2.44)%		647%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†  Does not include acquired fund fees or expenses.
††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.83%, 3.08% and 3.83% for the Institutional, Investor and Class C Shares, respectively.
(3)  The amount shown for a share outstanding throughout the period and the aggregate net losses on investments for the fund are not in accord, because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(4)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.42%, 2.67% and 3.42% for the Institutional, Investor and Class C Shares, respectively.
(5)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.40%, 2.65% and 3.40% for the Institutional, Investor and Class C Shares, respectively.
(6)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2010, 0.42% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2010, 0.37% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.70%, 2.96% and 3.71% for the Institutional, Investor and Class C Shares, respectively.
(7)  Commenced operations on May 7, 2009. All ratios for the period have been annualized.
(8)  Dividend expense totaled 0.70% of average net assets for the period ended September 30, 2009. If dividend expense had not been contractually waived, the ratios of net expenses to average net assets would have been 3.14%, 3.41% and 3.05% for the Institutional, Investor and Class C Shares, respectively. If Broker fees and charges on short sales had not been included, the ratios of net expenses to average net assets would have been 1.94%, 2.20% and 1.95% for the Institutional, Investor and Class C Shares, respectively.
(9)  Commenced operations on July 14, 2009. All ratios for the period have been annualized.
(10)  Dividend expense totaled 0.14% of average net assets for the year ended September 30, 2013, 0.14% of which was waived. Broker fees and charges on short sales totaled 0.27% of average net assets for the year ended September 30, 2013, 0.27% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.35%, 2.60% and 3.35% for the Institutional, Investor and Class C Shares, respectively.
(11)  Dividend expense totaled 0.08% of average net assets for the year ended September 30, 2012, 0.08% of which was waived. Broker fees and charges on short sales totaled 0.23% of average net assets for the year ended September 30, 2012, 0.23% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.23%, 2.48% and 3.23% for the Institutional, Investor and Class C Shares, respectively.
(12)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.
(13)  Dividend expense totaled 0.28% of average net assets for the period ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the period ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.20%, 2.44% and 3.20% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 63

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Distributions from return of capital	Total dividends and distributions
Turner All Cap Growth Fund — Investor Class Shares
2013	$9.01	(0.01)	1.35	1.34	—	—	(0.03)	(0.03)
2012	$7.67	(0.02)	1.36	1.34	—	—	—	—
2011	$7.03	(0.11)	0.75	0.64	—	—	—	—
2010	$5.95	(0.09)	1.18	1.09	(0.01)	—	—	(0.01)
2009	$5.60	—	0.35	0.35	—	—	—	—
Turner Emerging Growth Fund — Institutional Class Shares
2013	$57.68	(0.12)	16.10	15.98	—	(8.41)	—	(8.41)
2012	$45.83	(0.34)	12.19	11.85	—	—	—	—
2011	$42.51	(0.40)	3.72	3.32	—	—	—	—
2010	$37.78	(0.31)	5.04	4.73	—	—	—	—
2009 (3)	$28.45	(0.12)	9.45	9.33	—	—	—	—
Turner Emerging Growth Fund — Investor Class Shares
2013	$57.16	(0.25)	15.88	15.63	—	(8.41)	—	(8.41)
2012	$45.52	(0.47)	12.11	11.64	—	—	—	—
2011	$42.32	(0.52)	3.72	3.20	—	—	—	—
2010	$37.71	(0.41)	5.02	4.61	—	—	—	—
2009	$46.42	(0.22)	(7.31)	(7.53)	—	(1.18)	—	(1.18)
Turner Large Growth Fund — Institutional Class Shares
2013	$12.86	0.07	1.83	1.90	(0.08)	—	—	(0.08)
2012	$10.50	0.02	2.34	2.36	—	—	—	—
2011	$10.56	—	(0.04)	(0.04)	(0.02)	—	—	(0.02)
2010	$9.93	0.02	0.65	0.67	(0.04)	—	—	(0.04)
2009	$10.41	0.05	(0.48)	(0.43)	(0.05)	—	—	(0.05)
Turner Large Growth Fund — Investor Class Shares
2013	$12.74	0.02	1.82	1.84	(0.03)	—	—	(0.03)
2012	$10.42	(0.01)	2.33	2.32	—	—	—	—
2011	$10.49	(0.03)	(0.04)	(0.07)	—	—	—	—
2010	$9.87	—	0.64	0.64	(0.02)	—	—	(0.02)
2009	$10.34	0.03	(0.47)	(0.44)	(0.03)	—	—	(0.03)

64 TURNER FUNDS 2013 ANNUAL REPORT

	Net asset value, end of period	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets*		Ratio of net Ratio of total expenses to average net assets	investment income (loss) to average net assets*	Portfolio turnover rate**
Turner All Cap Growth Fund — Investor Class Shares
2013	$10.32	14.93%	$17,975	0.85%		1.43%	(0.13)%	105%
2012	$9.01	17.47%	$25,840	0.86%		1.34%	(0.25)%	182%
2011	$7.67	9.10%	$33,053	1.73%		2.12%	(1.29)%	205%
2010	$7.03	18.25%	$23,227	1.64%		2.15%	(1.38)%	115%
2009	$5.95	6.25%	$26,324	0.62	% (2)	1.23%	0.09%	220%
Turner Emerging Growth Fund — Institutional Class Shares
2013	$65.25	32.98%	$72,442	1.15%		1.31%	(0.21)%	62%
2012	$57.68	25.86%	$69,391	1.15%		1.30%	(0.62)%	75%
2011	$45.83	7.81%	$67,035	1.15%		1.27%	(0.77)%	74%
2010	$42.51	12.52%	$276,445	1.15%		1.28%	(0.77)%	96%
2009 (3)	$37.78	32.79%†	$243,790	1.15%		1.33%	(0.54)%	78%
Turner Emerging Growth Fund — Investor Class Shares
2013	$64.38	32.63%	$180,291	1.40%		1.56%	(0.46)%	62%
2012	$57.16	25.57%	$168,990	1.40%		1.55%	(0.87)%	75%
2011	$45.52	7.56%	$159,127	1.40%		1.55%	(1.01)%	74%
2010	$42.32	12.22%	$176,823	1.40%		1.53%	(1.02)%	96%
2009	$37.71	(15.58)%	$188,812	1.40%		1.56%	(0.71)%	78%
Turner Large Growth Fund — Institutional Class Shares
2013	$14.68	14.87%	$53,965	0.69%		0.96%	0.52%	71	% (4)
2012	$12.86	22.48%	$201,051	0.69%		0.91%	0.15%	105%
2011	$10.50	(0.39)%	$382,336	0.69%		0.89%	(0.03)%	182%
2010	$10.56	6.76%	$377,650	0.69%		0.87%	0.20%	178%
2009	$9.93	(3.97)%	$381,277	0.69%		0.92%	0.65%	126%
Turner Large Growth Fund — Investor Class Shares
2013	$14.55	14.50%	$30,623	0.94%		1.21%	0.27%	71	% (4)
2012	$12.74	22.26%	$47,861	0.94%		1.16%	(0.10)%	105%
2011	$10.42	(0.67)%	$56,661	0.94%		1.13%	(0.28)%	182%
2010	$10.49	6.51%	$163,750	0.94%		1.12%	(0.05)%	178%
2009	$9.87	(4.21)%	$252,916	0.94%		1.17%	0.41%	126%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 0.63%.
(3)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(4)  If purchases of portfolio securities in connection with the reorganization of the Turner Concentrated Growth Fund into the Turner Large Growth Fund had been included, the portfolio turnover rate would have been 81%.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.
TURNER FUNDS 2013 ANNUAL REPORT 65

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Midcap Growth Fund — Institutional Class Shares
2013	$35.39	(0.09)	8.68	8.59	—	(0.55)	(0.55)
2012	$30.42	(0.05)	5.02	4.97	—	—	—
2011	$29.90	(0.06)	0.58	0.52	—	—	—
2010	$26.12	(0.08)	3.86	3.78	—	—	—
2009	$26.20	(0.01)	(0.07)	(0.08)	—	—	—
Turner Midcap Growth Fund — Investor Class Shares
2013	$35.03	(0.18)	8.55	8.37	—	(0.55)	(0.55)
2012	$30.16	(0.13)	5.00	4.87	—	—	—
2011	$29.73	(0.13)	0.56	0.43	—	—	—
2010	$26.03	(0.15)	3.85	3.70	—	—	—
2009	$26.18	(0.06)	(0.09)	(0.15)	—	—	—
Turner Midcap Growth Fund — Retirement Class Shares
2013	$33.65	(0.25)	8.22	7.97	—	(0.55)	(0.55)
2012	$29.05	(0.20)	4.80	4.60	—	—	—
2011	$28.71	(0.22)	0.56	0.34	—	—	—
2010	$25.20	(0.21)	3.72	3.51	—	—	—
2009	$25.40	(0.11)	(0.09)	(0.20)	—	—	—
Turner Small Cap Growth Fund — Investor Class Shares
2013	$35.96	(0.16)	11.47	11.31	—	(2.51)	(2.51)
2012	$27.83	(0.23)	8.36	8.13	—	—	—
2011	$28.97	(0.26)	(0.88)	(1.14)	—	—	—
2010	$25.17	(0.20)	4.00	3.80	—	—	—
2009	$26.45	(0.07)	(1.21)	(1.28)	—	—	—
Turner Emerging Markets Fund — Institutional Class Shares
2013 (2)	$10.00	—	0.78	0.78	—	—	—
Turner Emerging Markets Fund — Investor Class Shares
2013 (2)	$10.00	—	0.78	0.78	—	—	—

66 TURNER FUNDS 2013 ANNUAL REPORT

	Net asset value, end of period	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets*	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets*	Portfolio turnover rate**
Turner Midcap Growth Fund — Institutional Class Shares
2013	$43.43	24.69%	$205,679	0.93%	1.08%	(0.24)%	84%
2012	$35.39	16.34%	$236,147	0.93%	1.04%	(0.14)%	121%
2011	$30.42	1.74%	$245,480	0.93%	1.05%	(0.18)%	104%
2010	$29.90	14.47%	$164,993	0.93%	1.03%	(0.29)%	90%
2009	$26.12	(0.31)%	$136,069	0.93%	1.08%	(0.05)%	120%
Turner Midcap Growth Fund — Investor Class Shares
2013	$42.85	24.31%	$257,240	1.18%	1.33%	(0.49)%	84%
2012	$35.03	16.15%	$404,427	1.18%	1.29%	(0.39)%	121%
2011	$30.16	1.45%	$471,286	1.18%	1.28%	(0.38)%	104%
2010	$29.73	14.21%	$751,124	1.18%	1.28%	(0.54)%	90%
2009	$26.03	(0.57)%	$859,640	1.18%	1.33%	(0.29)%	120%
Turner Midcap Growth Fund — Retirement Class Shares
2013	$41.07	24.11%	$4,235	1.43%	1.58%	(0.74)%	84%
2012	$33.65	15.83%	$4,811	1.43%	1.54%	(0.64)%	121%
2011	$29.05	1.18%	$3,972	1.43%	1.54%	(0.63)%	104%
2010	$28.71	13.93%	$4,578	1.43%	1.53%	(0.79)%	90%
2009	$25.20	(0.79)%	$3,892	1.43%	1.58%	(0.55)%	120%
Turner Small Cap Growth Fund — Investor Class Shares
2013	$44.76	33.79%	$233,039	1.25%	1.56%	(0.43)%	82%
2012	$35.96	29.21%	$250,099	1.25%	1.53%	(0.68)%	100%
2011	$27.83	(3.94)%	$229,919	1.25%	1.53%	(0.76)%	119%
2010	$28.97	15.10%	$274,925	1.25%	1.52%	(0.74)%	89%
2009	$25.17	(4.84)%	$250,860	1.25%	1.58%	(0.36)%	113%
Turner Emerging Markets Fund — Institutional Class Shares
2013 (2)	$10.78	7.80%†	$512	1.05%	13.81%	0.87%	1%
Turner Emerging Markets Fund — Investor Class Shares
2013 (2)	$10.78	7.80%†	$37	1.30%	15.39%	0.62%	1%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Commenced operations on August 28, 2013. All ratios for the period have been annualized.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 ANNUAL REPORT 67

NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

September 30, 2013

1. Organization:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds included herein are the Turner Market Neutral Fund ("Market Neutral Fund"), Turner Medical Sciences Long/Short Fund ("Medical Sciences Long/Short Fund"), Turner Spectrum Fund ("Spectrum Fund"), Turner Titan Fund ("Titan Fund"), Turner All Cap Growth Fund ("All Cap Growth Fund"), Turner Emerging Growth Fund ("Emerging Growth Fund"), Turner Large Growth Fund ("Large Growth Fund"), Turner Midcap Growth Fund ("Midcap Growth Fund"), Turner Small Cap Growth Fund ("Small Cap Growth Fund"), and Turner Emerging Markets Fund ("Emerging Markets Fund"), each a "Fund" and collectively the "Funds."

Each Fund is registered as a diversified portfolio of the Trust.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies along with information on the classes of shares currently being offered.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security valuation—In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depositary Receipts ("ADRs"), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably

68 TURNER FUNDS 2013 ANNUAL REPORT

available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. In addition, the Funds' Sub-administrator, as defined in Note 3, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels recommended by the Committee for approval by the Board ("trigger points"), the Sub-administrator will notify the Adviser, as defined in Note 3, that such limits have been exceeded. If such trigger points are exceeded, then the close prices for certain foreign markets are systematically adjusted by fair value factors calculated by an independent pricing service. The circumstances described above use significant observable inputs and therefore these valuations are considered as Level 2 in the fair value hierarchy.

In the event that the Adviser believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the year ended September 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds' investments as of September 30, 2013 (000). The breakdown, by sub-category, of the "common stock" category is disclosed on the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

	Level 1	Level 2	Total
Market Neutral Fund
Investments in securities
Common stock	$2,997	$—	$2,997
Cash equivalent	220	—	220
Total Investments in securities	$3,217	$—	$3,217
Securities sold short
Common stock	$2,925	$—	$2,925
Total Securities sold short	$2,925	$—	$2,925
Medical Sciences Long/Short Fund
Investments in securities
Common stock	$13,685	$—	$13,685
Call option contracts	12	—	12
Put option contracts	1	—	1
Cash equivalent	2,669	—	2,669
Total Investments in securities	$16,367	$—	$16,367
Securities sold short
Common stock	$4,353	$—	$4,353
Exchange traded funds	3,871	—	3,871
Total Securities sold short	$8,224	$—	$8,224
Spectrum Fund
Investments in securities
Common stock	$520,905	$—	$520,905
Call option contracts	379	—	379
Put option contracts	6	—	6
Cash equivalent	24,213	—	24,213
Total Investments in securities	$545,503	$—	$545,503
Securities sold short
Common stock	$259,263	$—	$259,263
Exchange traded funds	97,664	—	97,664
Total Securities sold short	$356,927	$—	$356,927
Other financial instruments(a)
Written call option contracts	$58	$—	$58
Total Other financial instruments	$58	$—	$58
Titan Fund
Investments in securities
Common stock	$18,706	$—	$18,706
Cash equivalent	1,921	—	1,921
Total Investments in securities	$20,627	$—	$20,627
Securities sold short
Common stock	$9,508	$—	$9,508
Exchange traded funds	2,085	—	2,085
Total Securities sold short	$11,593	$—	$11,593
All Cap Growth Fund
Investments in securities
Common stock	$17,836	$—	$17,836
Cash equivalent	1,584	—	1,584
Total Investments in securities	$19,420	$—	$19,420

TURNER FUNDS 2013 ANNUAL REPORT 69

NOTES TO FINANCIAL STATEMENTS

	Level 1	Level 2	Total
Emerging Growth Fund
Investments in securities
Common stock	$251,911	$—	$251,911
Cash equivalent	28,400	—	28,400
Total Investments in securities	$280,311	$—	$280,311
Large Growth Fund
Investments in securities
Common stock	$84,545	$—	$84,545
Cash equivalent	2,962	—	2,962
Total Investments in securities	$87,507	$—	$87,507
Midcap Growth Fund
Investments in securities
Common stock	$446,753	$—	$446,753
Cash equivalent	25,719	—	25,719
Total Investments in securities	$472,472	$—	$472,472
Small Cap Growth Fund
Investments in securities
Common stock	$230,998	$—	$230,998
Cash equivalent	19,050	—	19,050
Total Investments in securities	$250,048	$—	$250,048
Emerging Markets Fund
Investments in securities
Common stock
Consumer staples	$—	$6	$6
Financials	—	2	2
Health care	—	6	6
Industrials	—	3	3
Information technology	—	7	7
Other common stock	512	—	512
Cash equivalent	12	—	12
Total Investments in securities	$524	$24	$548

(a)  Other financial instruments are derivative instruments and are reflected in the Schedule of open written option contracts.

For the year ended September 30, 2013, there were no significant changes to the Funds' fair valuation methodologies. Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy during the reporting period. For each Fund there were no transfers between Levels as of September 30, 2013 based on the input Levels assigned at September 30, 2012.

Security transactions and related income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities lots sold.

Securities sold short—Consistent with each Fund's investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the year ended September 30, 2013.

Participation Notes—The Emerging Markets Fund may invest in participation notes. Some countries, especially emerging markets countries, do not permit foreign entities to participate directly in their securities markets or otherwise have regulations that present difficulties for efficient foreign investment. The Emerging Markets Fund may use participation notes to establish a position in such markets as a substitute for direct investment. Participation notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity security or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Emerging Markets Fund the difference between the nominal value of the underlying instrument at the time of purchase and that instrument's value at maturity. Investments in participation notes involve the same risks as are associated with a direct investment in the underlying security, currency or market that they seek to replicate. In addition, participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or

70 TURNER FUNDS 2013 ANNUAL REPORT

bank that issues the participation note will not fulfill its contractual obligation to complete the transaction with the Emerging Markets Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Emerging Markets Fund will rely on the creditworthiness of such banks or broker-dealers and will have no rights under a participation note against the issuer of the underlying assets when it invests in participation notes. In addition, participation notes may trade at a discount to the value of the underlying securities or markets that they seek to replicate.

Option transactions—Consistent with each Fund's investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolios or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). The primary risk exposure from written and purchased options contracts is equity exposure.

Purchased options held by the Funds are included in "Investment securities, at value" on the Statements of assets and liabilities. As of September 30, 2013, these amounts were $13 (000) for the Medical Sciences Long/Short Fund and $385 (000) for the Spectrum Fund. Written option contracts are shown on the Statements of assets and liabilities under "Written options, at value" and were $58 (000) for the Spectrum Fund.

Any realized and unrealized gains and losses on purchase option contracts are included in "Net realized gain from securities sold" and "Net change in unrealized appreciation (depreciation) on investments," respectively, on the Statements of operations. Realized and unrealized gains and (losses) on purchased options for the Medical Sciences Long/Short Fund for the year ended September 30, 2013 were $(58) and $(5), respectively (000). Realized and unrealized gains and (losses) on purchased options for the Spectrum Fund for the year ended September 30, 2013 were $(3,927) and $(94), respectively (000). Any realized and unrealized gains and losses on written option contracts are shown on the Statements of operations under "Net realized gain on written options contracts" and "Net change in unrealized appreciation (depreciation) on written option contracts," respectively. Realized and unrealized gains and (losses) on written options for the Spectrum Fund for the year ended September 30, 2013 were $65 and $31, respectively (000). The Medical Sciences Long/Short Fund and Spectrum Fund engaged in limited purchased and written option activity during the year ended September 30, 2013, representing less than 1% of each Fund's average monthly fair value amounts of purchased and written options as compared to net assets.

A summary of option contracts written during the year ended September 30, 2013 for the Spectrum Fund is as follows:

	Option contracts	Option premiums (000)
Options outstanding at beginning of year	—	$—
Options written	10,161	775
Options cancelled in a closing purchase transaction	(7,888)	(646)
Options exercised	—	—
Options expired	(825)	(40)
Options outstanding at end of year	1,448	$89

TURNER FUNDS 2013 ANNUAL REPORT 71

NOTES TO FINANCIAL STATEMENTS

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

Illiquid Securities—Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

Expenses—Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets.

Classes—Class specific expenses are borne by that class. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

Dividends and distributions—The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

New Accounting Pronouncement—In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, "Balance Sheet Offsetting." ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as it applies to derivatives accounted for in accordance with Topic 815, "Derivatives and Hedging," including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating any impact ASU 2013-01 and ASU 2011-11 may have on the Trust's financial statements.

3. Administration, shareholder servicing, distribution and transfer agent agreements:

Turner Investments, L.P. ("Turner," the "Adviser," or the "Administrator") provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-administration Agreement between Turner and Citi Fund Services Ohio, Inc. ("Citi" or the "Sub-administrator"), Citi provides sub-administrative services, including certain fund accounting services, to the Trust. For the year ended September 30, 2013, Citi was paid $764 (000) by Turner.

72 TURNER FUNDS 2013 ANNUAL REPORT

Foreside Fund Services, LLC (the "Distributor") provides distribution services to the Funds under a Distribution Services Agreement.

The Funds have adopted a Distribution Plan for Retirement Class Shares and Class C Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not to exceed 0.75% of each Fund's average daily net assets attributable to Retirement Class or Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor 0.25% and the Class C Shares of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund pay the Distributor 0.75% in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Shareholder Services Plans"). Under the Shareholder Services Plans, service providers are entitled to receive aggregate fees for shareholder services not to exceed 0.25% of each Fund's average daily net assets attributable to Investor Class Shares, Retirement Class Shares and Class C Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of each Fund, Retirement Class Shares of the Midcap Growth Fund and Class C Shares of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement with the Trust.

Certain officers and trustees of the Trust are also officers or employees of Turner or Citi. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. Investment advisory agreement:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of the Funds.

For its services, Turner receives annual fees, which are calculated daily and paid monthly, based on the average daily net assets of the Funds. Turner has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit total Fund operating expenses (excluding acquired fund fees and expenses and interest expense relating to short sales, except for the Market Neutral Fund, Medical Sciences Long/Short Fund,

Spectrum Fund and Titan Fund, for which Turner includes acquired fund fees and expenses and interest expense relating to short sales in its contractual waiver) to a specified percentage of the average daily net assets of each Fund, except the All Cap Growth Fund, on an annualized basis through certain dates disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Market Neutral Fund
Institutional Class	1.50%	1.95%	January 31, 2014
Investor Class	1.50%	2.20%	January 31, 2014
Class C	1.50%	2.95%	January 31, 2014
Medical Sciences Long/Short Fund
Institutional Class	1.50%	1.95%	January 31, 2014
Investor Class	1.50%	2.20%	January 31, 2014
Class C	1.50%	2.95%	January 31, 2014
Spectrum Fund
Institutional Class	1.50%	1.95%	January 31, 2014
Investor Class	1.50%	2.20%	January 31, 2014
Class C	1.50%	2.95%	January 31, 2014
Titan Fund
Institutional Class	1.50%	1.95%	January 31, 2014
Investor Class	1.50%	2.20%	January 31, 2014
Class C	1.50%	2.95%	January 31, 2014
Emerging Growth Fund
Institutional Class	1.00%	1.15%	January 31, 2014
Investor Class	1.00%	1.40%	January 31, 2014
Large Growth Fund
Institutional Class	0.60%	0.69%	January 31, 2014
Investor Class	0.60%	0.94%	January 31, 2014
Midcap Growth Fund
Institutional Class	0.75%	0.93%	January 31, 2014
Investor Class	0.75%	1.18%	January 31, 2014
Retirement Class	0.75%	1.43%	January 31, 2014
Small Cap Growth Fund
Investor Class	1.00%	1.25%	January 31, 2014
Emerging Markets Fund
Institutional Class	0.70%	1.05%	January 31, 2015
Investor Class	0.70%	1.30%	January 31, 2015

For the All Cap Growth Fund, the advisory fee is comprised of a base fee and performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to its performance benchmark. The Fund's base fee (1.10%) is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of its performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years).

TURNER FUNDS 2013 ANNUAL REPORT 73

NOTES TO FINANCIAL STATEMENTS

The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base advisory fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees, acquired fund fees and expenses and interest expenses relating to short sales) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

	Base advisory fee	Annual adjustment rate	Benchmark threshold(1)	Other expenses cap
All Cap Growth Fund	1.10%	+/-0.40%	+/-2.50%	0.25%

(1)  See the Fund's Prospectus and Statement of Additional Information for more information regarding the Fund's performance benchmark.

During the year ended September 30, 2013, the All Cap Growth Fund's advisory fees, before waivers, were adjusted in accordance with the policy described above (000):

	Base advisory fee	Performance adjustment	Net advisory fee before waivers
All Cap Growth Fund	$212	$(97)	$115

5. Contingent deferred sales charges (Class C Shares):

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to Class C Shares of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund redeemed within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed. The CDSC may be waived for certain investors, as described in the Class C Shares statutory prospectus for the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund.

6. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments and option contracts written, for the year ended September 30, 2013 were as follows (000):

	Purchases	Sales
Market Neutral Fund	$160,632	$197,130
Medical Sciences Long/Short Fund	85,705	105,044
Spectrum Fund	3,915,115	4,286,521
Titan Fund	288,455	302,920
All Cap Growth Fund	20,298	29,960
	Purchases	Sales
Emerging Growth Fund	$139,273	$186,391
Large Growth Fund*	114,357	307,441
Midcap Growth Fund	417,723	709,746
Small Cap Growth Fund	186,835	268,313
Emerging Markets Fund	370	4

*  Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund's portfolio after the reorganization of the Turner Concentrated Growth Fund into the Large Growth Fund are excluded from these amounts. The cost of purchases excluded were $15,344(000).

7. Federal tax policies and information:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments, foreign currency transactions, net operating losses, return of capital distributions, equalization and investments in partnerships and passive foreign investment companies. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Withholding taxes on dividends and net realized capital gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended September 30, 2013 (000):

Fund	Undistributed net investment income	Accumulated net realized gain (loss)	Portfolio Capital
Market Neutral Fund	$385	$8	$(393)
Medical Sciences Long/Short Fund	1,013	(968)	(45)

74 TURNER FUNDS 2013 ANNUAL REPORT

Fund	Undistributed net investment income	Accumulated net realized gain (loss)	Portfolio Capital
Spectrum Fund	$7,762	$44	$(7,806)
Titan Fund	69	(5)	(64)
All Cap Growth Fund	1	—	(1)
Emerging Growth Fund	1,144	(103)	(1,041)
Large Growth Fund	—	18,670	(18,670)
Midcap Growth Fund	4,005	(4,005)	—
Small Cap Growth Fund	2,215	(2,215)	—
Emerging Markets Fund	(1)	1	—

The tax character of dividends and distributions declared during the years ended September 30, 2013 and September 30, 2012 were as follows (000):

	Ordinary income	Long-term capital gain	Return of capital	Total
Market Neutral Fund
2012	$457	$4	$—	$461
	Ordinary income	Long-term capital gain	Return of capital	Total
Spectrum Fund
2012	$30,159	$—	$—	$30,159
Titan Fund
2013	$367	$—	$—	$367
2012	151	—	—	151
All Cap Growth Fund
2013	$—	$—	$73	$73
Emerging Growth Fund
2013	$—	$32,864	$—	$32,864
Large Growth Fund
2013	$1,179	$—	$—	$1,179
Midcap Growth Fund
2013	$739	$7,407	$—	$8,146
Small Cap Growth Fund
2013	$—	$15,983	$—	$15,983

As of September 30, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Undistributed ordinary income	Undistributed long-term capital gains	Capital loss carryforward	Post- October losses	Post- October currency losses	Unrealized appreciation (depreciation)	Total distributable earnings (accumulated losses)
Market Neutral Fund	$—	$—	$(730)	$(2,251)	$(125)	$44	$(3,062)
Medical Sciences Long/Short Fund	—	293	—	—	(146)	909	1,056
Spectrum Fund	—	—	(13,925)	(2,807)	(5,219)	26,666	4,715
Titan Fund	—	—	—	(246)	(260)	1,155	649
All Cap Growth Fund	—	—	(10,311)	—	(25)	3,575	(6,761)
Emerging Growth Fund	—	35,414	—	—	(1,035)	96,242	130,621
Large Growth Fund	11	—	(66,259)	—	—	11,837	(54,411)
Midcap Growth Fund	12,240	58,930	—	—	—	105,462	176,632
Small Cap Growth Fund	3,054	32,518	—	—	—	63,817	99,389
Emerging Markets Fund	1	—	—	—	—	38	39

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

As of the end of their latest tax year end of September 30, 2013, the Funds in the following tables had capital loss carryforwards ("CLCFs"). CLCFs not subject to expiration must be used prior to using any CLCFs that are subject to expiration. A summary of these CLCFs is detailed in the tables below.

CLCFs not subject to expiration (000):

	Short Term	Long Term
Market Neutral Fund	$730	$—
Spectrum Fund	13,925	—
All Cap Growth Fund	446	—

CLCFs subject to expiration (000):

	Expiring September 30,
	2017	2018	Total
All Cap Growth Fund	$7,475	$2,390	$9,865
Large Growth Fund	1,774	64,485	66,259

As of January 18, 2013, the Large Growth Fund credited accumulated net realized loss $20,921 (000) and charged paid-in-capital $35,249 (000) and unrealized appreciation $1,373 (000) due to the Turner Concentrated Growth Fund merger with Large Growth Fund. As of March 7, 2011, the Large Growth Fund credited accumulated net realized loss $12,828 (000) and charged paid-in-capital $123,626 (000) and unrealized appreciation $31,165 (000) due to the Turner Large Cap Growth Fund's merger with the Large Growth Fund. Internal Revenue Code Section 382 limits the amount of annual CLCFs available for use.

TURNER FUNDS 2013 ANNUAL REPORT 75

NOTES TO FINANCIAL STATEMENTS

During the year ended September 30, 2013, Medical Sciences Long/Short Fund and Large Growth Fund utilized $165 and $33,222, respectively (000), of CLCFs.

At September 30, 2013, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short and written options, were as follows (000):

	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Market Neutral Fund	$3,059	$214	$(56)	$158
Medical Sciences Long/Short Fund	14,454	2,022	(109)	1,913
Spectrum Fund	492,832	65,122	(12,451)	52,671
Titan Fund	19,034	1,656	(63)	1,593
All Cap Growth Fund	15,846	3,966	(392)	3,574
Emerging Growth Fund	184,069	98,099	(1,857)	96,242
Large Growth Fund	75,672	12,962	(1,127)	11,835
Midcap Growth Fund	367,012	107,983	(2,523)	105,460
Small Cap Growth Fund	186,231	66,933	(3,116)	63,817
Emerging Markets Fund	510	42	(4)	38

Management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years and has concluded that as of September 30, 2013, no provision for income tax would be required in the Funds' financial statements. The Funds' Federal and State income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state taxing authorities.

8. Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day's market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The following Funds had securities on loan and had invested cash collateral with the following values as of September 30, 2013 (000):

Fund	Value of Securities on Loan	Value of Collateral
All Cap Growth Fund	$1,434	$1,470
Emerging Growth Fund	21,994	22,358
Large Growth Fund	2,707	2,763
Midcap Growth Fund	18,860	19,306
Small Cap Growth Fund	14,643	14,943

9. Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund's net asset value and a magnified effect on the Fund's total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on the economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

76 TURNER FUNDS 2013 ANNUAL REPORT

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10. Fund Merger:

On January 18, 2013, the Large Growth Fund acquired all of the net assets of the Turner Concentrated Growth Fund ("Concentrated Growth Fund"), an open-end investment company, pursuant to a Plan of Reorganization approved by the Concentrated Growth Fund shareholders on January 9, 2013. The purpose of the transaction was to combine the two Funds managed by the Adviser with similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 1,216,063 Investor Class shares of the Large Growth Fund, valued at $15,614 (000), for the 2,025,116 Investor Class shares of the Concentrated Growth Fund outstanding on January 18, 2013. The exchange ratio (Large Growth Fund shares issued/Concentrated Growth Fund shares outstanding) was 0.60:1 for the Investor Class.

The investment portfolio of the Concentrated Growth Fund, with a fair value of $16,717 (000) and identified cost of $15,344 (000) at January 18, 2013, was the principal asset acquired by the Large Growth Fund. For financial reporting purposes, assets received and shares issued by the Large Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Concentrated Growth Fund was carried forward to align ongoing reporting of the Large Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Upon the business combination of the Funds on January 18, 2013, the net assets of the Concentrated Growth Fund, which included portfolio capital of $35,249 (000), accumulated net investment loss of $87 (000), accumulated realized losses of $20,921 (000) and unrealized gains of $1,373 (000), combined with the Large Growth Fund were $225,958 (000). The undistributed net investment income and unrealized gains of the Concentrated Growth Fund may be distributed by the Large Growth Fund in future periods. Immediately prior to the merger, the net assets of the Concentrated Growth Fund and the Large Growth Fund were $15,614 (000) and $210,344 (000), respectively. All fees and expenses incurred by the Concentrated Growth Fund and the Large Growth Fund directly in connection with the Plan of Reorganization were borne by the Adviser.

Assuming the acquisition had been completed on October 1, 2012, the beginning of the annual reporting period of the Large Growth Fund, the Fund's pro forma results of operations for the year ended September 30, 2013, are as follows (000):

Net investment income/(loss):	$1,012
Net realized/unrealized gains/(losses):	14,238
Change in net assets resulting from operations:	$15,250

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Concentrated Growth Fund that have been included in the Large Growth Fund's Statement of operations since January 18, 2013.

11. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of September 30, 2013.

TURNER FUNDS 2013 ANNUAL REPORT 77

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Turner Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Turner Funds, comprising the Turner Market Neutral Fund, Turner Medical Sciences Long/Short Fund, Turner Spectrum Fund, Turner Titan Fund, Turner All Cap Growth Fund, Turner Emerging Growth Fund, Turner Large Growth Fund, Turner Midcap Growth Fund, Turner Small Cap Growth Fund, and Turner Emerging Markets Fund (collectively, the Funds), as of September 30, 2013, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Turner Funds referred to above as of September 30, 2013, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
November 22, 2013

78 TURNER FUNDS 2013 ANNUAL REPORT

NOTICE TO SHAREHOLDERS  (Unaudited)

For shareholders that do not have a September 30, 2013 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2013 year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended September 30, 2013, each portfolio is designating the following items with regard to distributions paid during the year.

	Dividends qualifying for corporate dividends receivable deduction(1)	Qualifying dividend income(2)	Short-term capital gain(3)	Long-term capital gain(4)
Titan Fund	33.12%	23.69%	$367	$—
Emerging Growth Fund	0.00%	0.00%	—	32,864
Large Growth Fund	100.00%	100.00%	—	—
Midcap Growth Fund	22.45%	23.99%	739	7,407
Small Cap Growth Fund	0.00%	0.00%	—	15,983

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" and is reflected as a percentage of "Ordinary Income Distributions" which may be subject to a maximum tax rate of 23.8% (includes 3.8% Medicare tax) for individual taxpayers.

(3)  The amount in this column (000) represents the amount of "Short-Term Capital Gain" as designated in accordance with Section 871(k)(2) and 881(e) of the Internal Revenue Code. This designation is not applicable to U.S. citizens or U.S. resident shareholders.

(4)  The amount in this column (000) represents the amount of Long-Term Capital Gain" as designated by each applicable fund.

The information reported herein may differ from the information and distributions taxable to the Shareholders for the calendar year ending December 31, 2013. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

TURNER FUNDS 2013 ANNUAL REPORT 79

DISCLOSURE OF FUND EXPENSES  (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these on-going costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

• Actual Fund Return. This section helps you estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

• Hypothetical 5% Return. This section helps you compare your Fund's cost with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Turner Market Neutral Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,081.60	1.96%	$10.23
Hypothetical 5% Return	1,000.00	1,015.24	1.96	9.90
Turner Market Neutral Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,079.90	2.21	11.52
Hypothetical 5% Return	1,000.00	1,013.99	2.21	11.16
Turner Market Neutral Fund — Class C Shares
Actual Fund Return	1,000.00	1,076.80	2.95	15.36
Hypothetical 5% Return	1,000.00	1,010.28	2.95	14.87
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,107.50	2.02	10.67
Hypothetical 5% Return	1,000.00	1,014.94	2.02	10.20
Turner Medical Sciences Long/Short Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,106.00	2.29	12.09
Hypothetical 5% Return	1,000.00	1,013.59	2.29	11.56
	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Turner Medical Sciences Long/Short Fund — Class C Shares
Actual Fund Return	$1,000.00	$1,101.80	3.02%	$15.91
Hypothetical 5% Return	1,000.00	1,009.93	3.02	15.22
Turner Spectrum Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,027.00	1.98	10.06
Hypothetical 5% Return	1,000.00	1,015.14	1.98	10.00
Turner Spectrum Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,025.40	2.25	11.42
Hypothetical 5% Return	1,000.00	1,013.79	2.25	11.36
Turner Spectrum Fund — Class C Shares
Actual Fund Return	1,000.00	1,021.40	2.98	15.10
Hypothetical 5% Return	1,000.00	1,010.13	2.98	15.02
Turner Titan Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,050.00	1.97	10.12
Hypothetical 5% Return	1,000.00	1,015.19	1.97	9.95

80 TURNER FUNDS 2013 ANNUAL REPORT

  (Unaudited)

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Turner Titan Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,048.20	2.31%	$11.86
Hypothetical 5% Return	1,000.00	1,013.49	2.31	11.66
Turner Titan Fund — Class C Shares
Actual Fund Return	1,000.00	1,041.80	3.05	15.61
Hypothetical 5% Return	1,000.00	1,009.78	3.05	15.37
Turner All Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,157.00	0.84	4.54
Hypothetical 5% Return	1,000.00	1,020.86	0.84	4.26
Turner Emerging Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,219.60	1.15	6.40
Hypothetical 5% Return	1,000.00	1,019.30	1.15	5.82
Turner Emerging Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,218.20	1.40	7.78
Hypothetical 5% Return	1,000.00	1,018.05	1.40	7.08
Turner Large Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,118.10	0.69	3.66
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
Turner Large Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,115.80	0.94	4.99
Hypothetical 5% Return	1,000.00	1,020.36	0.94	4.76
	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Turner Midcap Growth Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,150.50	0.93%	$5.01
Hypothetical 5% Return	1,000.00	1,020.41	0.93	4.71
Turner Midcap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,148.80	1.18	6.36
Hypothetical 5% Return	1,000.00	1,019.15	1.18	5.97
Turner Midcap Growth Fund — Retirement Class Shares
Actual Fund Return	1,000.00	1,147.20	1.43	7.70
Hypothetical 5% Return	1,000.00	1,017.90	1.43	7.23
Turner Small Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,186.00	1.25	6.85
Hypothetical 5% Return	1,000.00	1,018.80	1.25	6.33
Turner Emerging Markets Fund — Institutional Class Shares
Actual Fund Return**	1,000.00	1,078.00	1.02	1.05
Hypothetical 5% Return	1,000.00	1,019.80	5.32	1.05
Turner Emerging Markets Fund — Investor Class Shares
Actual Fund Return**	1,000.00	1,078.00	1.26	1.30
Hypothetical 5% Return	1,000.00	1,018.55	6.58	1.30

  *  Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period from 4/1/13 — 9/30/13).

  **  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 34/365 (to reflect the period from inception to date, 8/28/13 — 9/30/13).

TURNER FUNDS 2013 ANNUAL REPORT 81

TRUSTEES AND OFFICERS OF THE TRUST

Name, address and age(1)	Position held with Trust and length of service(2)	Principal occupation(s) during past 5 years	Number of portfolios in complex overseen by trustee	Other directorships held
Interested Trustee*
Thomas R. Trala, Jr. (46)	Trustee (since 2010); President (since 2004)	Executive Managing Director (since 2010) and Chief Operating Officer (since 2004), Turner.	10	None
* Mr. Trala is deemed to be an "Interested Trustee" by virtue of his relationship with Turner.
Non-Interested Trustees
Alfred C. Salvato (55)	Chairman of the Board (since 2004); Trustee (since 1996)	Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	10	None
Janet F. Sansone (68)	Trustee (since 1996)	Chief Management Officer, United States Government Printing Office (2008-2010); Self-employed Consultant (since 1999).	10	None
John T. Wholihan (75)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), College of Business Administration, Loyola Marymount University.	10	None
Executive Officers
Ty S. Edwards 3435 Stelzer Road, Columbus, OH 43219 (47)	Controller and Chief Financial Officer (since 2010)

Senior Vice President, Financial Services, Citi Fund Services (since 2010); Director, Product Management, Columbia Management (2007-2009); Deputy Treasurer, Columbia Funds, (2006-2007); Director, Fund Administration, Columbia Management (2004-2007).

			N/A	N/A
Brian F. McNally (55)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004)	General Counsel and Chief Compliance Officer (since 2004), Deputy General Counsel (2002-2004), Turner.	N/A	Turner Funds plc (since 2008).
Jennifer L. Page (47)	Vice-President and Assistant Secretary (since 2011)

Director – Fund Administration and Compliance (since 2011), Director – Fund Administration – Offshore & Alternatives (2011), Turner; Senior Project Manager, AC Lordi Consulting (2010-2011); Senior Manager – Internal Audit (2006-2010), Senior Compliance Manager (2004-2006), Senior Risk Manager (2001-2006), Senior Fund Accounting Manager (1996-2001), Vanguard.

			N/A	N/A

(1)  Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or Officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Legal Officer.

(2)  Each Officer serves a one-year term. All Trustees elected to office on or after February 19, 2010, are subject to a 12-year term of office ending on December 31st of the 12 year anniversary of the year in which he or she was first elected to the position of Trustee, subject to a one-time renewal for a second 12-year term by vote of a majority of the Trustees, including a majority of the "non-interested" Trustees. Additionally, each Trustee who had not reached the age of 70 as of December 31, 2009, is subject to a retirement age of 75, so that any Trustee who reaches such age shall resign as of the December 31st immediately following his or her 75th birthday. All other Trustees serve until his or her respective successor has been duly elected and qualified.

Trustee and Officer information is as of September 30, 2013.

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1.800.224.6312.

82 TURNER FUNDS 2013 ANNUAL REPORT

Turner Funds

Turner Funds' trustees

Alfred C. Salvato

Chief Investment Officer & Treasurer

Thomas Jefferson University

Janet F. Sansone

Executive Director

JFS Consulting

Thomas R. Trala, Jr.

Chief Operating & Financial Officer
Executive Managing Director

Turner Investments, L.P.

Dr. John T. Wholihan

Professor (Retired), Dean Emeritus, College of Business

Loyola Marymount University

Investment adviser

Turner Investments, L.P.

Berwyn, Pennsylvania

Distributor

Foreside Fund Services, LLC

Portland, Maine

Administrator

Turner Investments, L.P.

Berwyn, Pennsylvania

Independent Registered Public Accounting Firm

KPMG LLP

Philadelphia, Pennsylvania

This report was prepared for shareholders of the Turner Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's Web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investments, L.P. Turner Investments, L.P. will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' Web site, www.turnerinvestments.com; (ii) on the Commission's Web site at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.

TURNER FUNDS 2013 ANNUAL REPORT 83

THIS PAGE WAS INTENTIONALLY LEFT BLANK

84 TURNER FUNDS 2013 ANNUAL REPORT

Turner Funds

P.O. Box 219805

Kansas City, Missouri 64121-9805

Telephone: 1.800.224.6312

Email: mutualfunds@turnerinvestments.com

Web Site: www.turnerinvestments.com

TUR-AR-002-0310

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Turner Funds has determined that the Board’s Audit Committee does not have an “audit committee financial expert,” as the Securities and Exchange Commission has defined that term.  After carefully considering all of the factors involved in the definition of “audit committee financial expert,” the Board determined that none of the members of the Audit Committee possessed all five attributes in the definition, although some members of the Audit Committee possessed some of the attributes.  The Board also determined that the Audit Committee members have general financial expertise, and given the size and types of the Turner Funds and in light of the nature of the accounting and valuation issues presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Trust

KPMG billed the Trust the aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

	2013			2012
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees (1)	$240,000	N/A	N/A	$255,000	N/A	N/A
(b) Audit-Related Fees (2)	$12,500	N/A	N/A	$20,550	N/A	N/A
(c) Tax Fees (3)	$113,704	N/A	N/A	$120,328	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit Fees include fees related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Audit-Related Fees relate to consents issued in connection with review of registration statements.
(3)

Tax Fees consist of tax compliance services for the Trust. These services primarily included review of federal income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements

(e)(1) The Audit Committee has delegated pre-approval of non-audit services to the Chairman of the Audit Committee, subject to ratification by the Audit Committee.

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2013	2012
Audit-Related Fees	0.00%	0.00%
Tax Fees	0.00%	0.00%
All Other Fees	0.00%	0.00%

(f)  Not applicable.

(g)  The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $113,704 and $120,328 for 2013 and 2012, respectively, as described above.

(h)  The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s Investment Adviser and any entity controlling, controlled by, or under common control with the Investment Adviser that provides on-going services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant’s last proxy solicitation.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Registrant’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated herein by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on December 7, 2012, which is the most current document.

(a)(2) A separate certification for the Principal Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Turner Funds

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President (Principal Executive Officer)

Date	January 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President (Principal Executive Officer)

Date	January 9, 2014

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Controller and Chief Financial Officer (Principal Financial Officer)

Date	January 9, 2014